         AS FILED WITH THE SECURITIES AND EXCHANGE ON SEPTEMBER 26, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File number 811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

ITEM 1. SCHEDULE OF INVESTMENTS

MEMBERS(R) MUTUAL FUNDS
Quarterly Portfolio Holdings Report
July 31, 2006

CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

BALANCED FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

MID CAP VALUE FUND

MID CAP GROWTH FUND

INTERNATIONAL STOCK FUND

CONSERVATIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

AGGRESSIVE ALLOCATION FUND

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
   Cash Reserves Fund ...................................................     1
   Bond Fund ............................................................     2
   High Income Fund .....................................................     6
   Balanced Fund ........................................................    12
   Large Cap Value Fund .................................................    17
   Large Cap Growth Fund ................................................    19
   Mid Cap Value Fund ...................................................    21
   Mid Cap Growth Fund ..................................................    24
   International Stock Fund .............................................    25
   Conservative Allocation Fund .........................................    29
   Moderate Allocation Fund .............................................    30
   Aggressive Allocation Fund ...........................................    31
NOTES TO PORTFOLIO OF INVESTMENTS .......................................    32
OTHER INFORMATION .......................................................    35

CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS - 7.64%
            FINANCE - 7.64%
$  475,000  Bank of America Corp.
            7.125%, due 09/15/06                                     $   476,665
   700,000  Goldman Sachs Group, Inc., Series B (G)
            5.386%, due 08/01/06                                         700,000
                                                                     -----------
            TOTAL CORPORATE NOTES AND BONDS
            (Cost $1,176,665)                                          1,176,665
                                                                     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 85.06%
            FEDERAL AGRICULTURAL MORTGAGE CORP. - 14.72%
   600,000  5.170%, due 08/11/06 (A)                                     599,138
   182,000  5.230%, due 08/31/06 (A)                                     181,207
   600,000  5.200%, due 09/15/06 (A)                                     596,100
   600,000  5.280%, due 10/06/06 (A)                                     594,192
   300,000  5.230%, due 10/30/06 (A)                                     296,078
                                                                     -----------
                                                                       2,266,715
                                                                     -----------
            FEDERAL FARM CREDIT BANK - 11.01%
   600,000  5.155%, due 08/14/06 (A)                                     598,883
   401,000  5.190%, due 08/22/06 (A)                                     399,786
   600,000  5.180%, due 08/24/06 (A)                                     598,014
   100,000  5.210%, due 11/15/06 (A)                                      98,466
                                                                     -----------
                                                                       1,695,149
                                                                     -----------
            FEDERAL HOME LOAN BANK - 15.48%
   500,000  5.070%, due 08/09/06 (A)                                     499,437
   300,000  5.130%, due 08/09/06 (A)                                     299,658
   196,000  5.240%, due 08/23/06 (A)                                     195,372
   500,000  5.208%, due 09/08/06 (A)                                     497,251
   330,000  2.875%, due 09/15/06                                         329,037
   570,000  5.240%, due 10/18/06 (A)                                     563,529
                                                                     -----------
                                                                       2,384,284
                                                                     -----------
            FEDERAL HOME LOAN MORTGAGE CORP. - 17.11%
   638,000  5.220%, due 08/01/06 (A)                                     638,000
   300,000  5.173%, due 08/15/06 (A)                                     299,396
   400,000  5.190%, due 08/30/06 (A)                                     398,328
   300,000  5.200%, due 09/05/06 (A)                                     298,483
 1,000,000  5.200%, due 01/26/07 (G)                                   1,000,000
                                                                     -----------
                                                                       2,634,207
                                                                     -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.06%
   320,000  5.156%, due 08/02/06 (A)                                     319,954
   300,000  5.150%, due 08/10/06 (A)                                     299,614
 1,000,000  4.470%, due 10/02/06 (A)                                     992,302
   400,000  5.550%, due 07/16/07                                         399,991
                                                                     -----------
                                                                       2,011,861
                                                                     -----------

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
            TENNESSEE VALLEY AUTHORITY - 13.68%
$  360,000  5.150%, due 08/03/06 (A)                                 $   359,897
   600,000  5.140%, due 08/10/06 (A)                                     599,229
   650,000  5.140%, due 08/17/06 (A)                                     648,515
   500,000  5.150%, due 08/24/06 (A)                                     498,355
                                                                     -----------
                                                                       2,105,996
                                                                     -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost $13,098,212)                                        13,098,212
                                                                     -----------

Shares
------
INVESTMENT COMPANIES - 7.48%
   725,398  J.P. Morgan Prime Money
            Market Fund                                                  725,398
   426,848  SSgA Prime Money Market Fund                                 426,848
                                                                     -----------
            TOTAL INVESTMENT COMPANIES
            (Cost $1,152,246)                                          1,152,246
                                                                     -----------
TOTAL INVESTMENTS - 100.18%
(Cost $15,427,123**)                                                  15,427,123
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (0.18)%                               (27,684)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $15,399,439
                                                                     ===========

----------
**   Aggregate cost for Federal tax purposes was $15,427,123.

(A)  Rate noted represents annualized yield at time of purchase.

(G)  Floating rate note. Date shown is next reset date.

                 See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
ASSET BACKED - 6.69%
$   64,040  ABSC Long Beach Home Equity Loan Trust,
            Series 2000-LB1, Class AF5 (M)
            8.550%, due 09/21/30                                     $    63,831
   300,000  Ameriquest Mortgage Securities, Inc.,
            Series 2004-FR1, Class M2 (M)
            5.207%, due 05/25/34                                         290,549
   860,000  Citibank Credit Card Issuance Trust,
            Series 2004-A1, Class A1
            2.550%, due 01/20/09                                         848,650
   464,137  Countrywide Asset-Backed Certificates,
            Series 2003-S1, Class A4 (M)
            5.009%, due 12/25/32                                         461,745
   560,000  GMAC Mortgage Corp. Loan Trust,
            Series 2004-HE2, Class M1
            3.950%, due 10/25/33                                         542,778
   438,392  Green Tree Financial Corp.,
            Series 1998-2, Class A6
            6.810%, due 12/01/27                                         437,440
 1,500,000  New Century Home Equity Loan Trust,
            Series 2003-5, Class AI5
            5.500%, due 11/25/33                                       1,492,361
   580,000  Park Place Securities, Inc.,
            Series 2004-WWF1, Class M10 (G)(M)
            7.885%, due 12/25/34                                         579,181
 1,240,431  Residential Asset Mortgage Products, Inc.,
            Series 2003-RS9, Class AI5
            4.990%, due 03/25/31                                       1,233,587
   315,000  Soundview Home Equity Loan Trust,
            Series 2005-B, Class M6 (M)
            6.175%, due 05/25/35                                         312,114
   440,000  Wells Fargo Home Equity Trust,
            Series 2004-2, Class M8A (C)(G)
            8.385%, due 03/25/33                                         436,168
                                                                     -----------
            TOTAL ASSET BACKED
            (Cost $6,744,164)                                          6,698,404
                                                                     -----------
COMMERCIAL MORTGAGE BACKED - 7.43%
   539,456  Bear Stearns Commercial Mortgage Securities,
            Series 2001-TOP4, Class A1
            5.060%, due 11/15/16                                         534,800
   525,000  Bear Stearns Commercial Mortgage Securities,
            Series 2004-T16, Class A2
            3.700%, due 02/13/46                                         508,687
   525,000  Bear Stearns Commercial Mortgage Securities,
            Series 2004-T16, Class A6 (G)
            4.750%, due 02/13/46                                         493,809
   325,000  Bear Stearns Commercial Mortgage Securities,
            Series 2005-T20, Class F (C)(G)
            4.971%, due 10/12/42                                         307,175
 1,100,000  Government National Mortgage Association,
            Series 2004-43, Class C (G)
            5.008%, due 12/16/25                                       1,068,395
 1,200,000  Greenwich Capital Commercial Funding Corp.,
            Series 2004-GG1, Class A7 (G)
            5.317%, due 06/10/36                                       1,174,791

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$  800,000  LB-UBS Commercial Mortgage Trust,
            Series 2004-C8, Class A6 (G)
            4.799%, due 12/15/29                                     $   755,029
 1,150,000  Morgan Stanley Capital I,
            Series 2004-HQ4, Class A7
            4.970%, due 04/14/40                                       1,096,651
   500,000  Morgan Stanley Capital I,
            Series 2004-T13, Class A3
            4.390%, due 09/13/45                                         471,995
   330,000  Multi Security Asset Trust,
            Series 2005-RR4A, Class J (C)
            5.880%, due 11/28/35                                         273,642
   774,190  Wachovia Bank Commercial Mortgage Trust,
            Series 2003-C6, Class A1
            3.364%, due 08/15/35                                         751,113
                                                                     -----------
            TOTAL COMMERCIAL MORTGAGE BACKED
            (Cost $7,740,439)                                          7,436,087
                                                                     -----------
PRIVATE LABEL MORTGAGE BACKED - 2.94%
 1,027,312  Bank of America Alternative Loan Trust,
            Series 2005-12, Class 3CB1
            6.000%, due 01/25/36                                       1,017,896
 1,939,943  Bank of America Alternative Loan Trust,
            Series 2006-3, Class 2CB1
            6.000%, due 04/25/36                                       1,918,135
                                                                     -----------
            TOTAL PRIVATE LABEL MORTGAGE BACKED
            (Cost $2,933,576)                                          2,936,031
                                                                     -----------
CORPORATE NOTES AND BONDS - 24.53%
            CAPITAL GOODS - 0.99%
 1,000,000  Caterpillar Financial Services
            Corp., Series F
            2.500%, due 10/03/06                                         994,897
                                                                     -----------
            CONSUMER DISCRETIONARY - 2.15%
   750,000  American Association of Retired
            Persons (C)
            7.500%, due 05/01/31                                         890,967
   700,000  Carnival Corp. (D)
            3.750%, due 11/15/07                                         683,885
   575,000  Erac USA Finance Co. (C)
            6.700%, due 06/01/34                                         576,612
                                                                     -----------
                                                                       2,151,464
                                                                     -----------
            CONSUMER STAPLES - 0.73%
   750,000  Coca-Cola Enterprises, Inc.
            4.375%, due 09/15/09                                         728,540
                                                                     -----------
            ENERGY - 1.70%
   500,000  Burlington Resources Finance Co. (O)
            5.700%, due 03/01/07                                         499,217
   240,000  Hess Corp.
            7.875%, due 10/01/29                                         272,908

                 See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
            ENERGY (CONTINUED)
$  400,000  Pemex Project Funding Master Trust
            7.375%, due 12/15/14                                     $   426,011
   450,000  Valero Energy Corp.
            7.500%, due 04/15/32                                         504,569
                                                                     -----------
                                                                       1,702,705
                                                                     -----------
            FINANCE - 5.46%
   500,000  AIG SunAmerica Global Financing XII (C)
            5.300%, due 05/30/07                                         498,728
   500,000  American General Finance Corp., Series H
            4.625%, due 09/01/10                                         481,484
   500,000  Bear Stearns Cos., Inc.
            7.800%, due 08/15/07                                         511,074
   500,000  CIT Group, Inc.
            7.375%, due 04/02/07                                         506,038
   290,000  GE Insurance Solutions Corp.
            7.000%, due 02/15/26                                         309,357
   330,000  GE Insurance Solutions Corp.
            7.750%, due 06/15/30                                         379,801
   750,000  Goldman Sachs Group, Inc.
            5.700%, due 09/01/12                                         746,752
   750,000  HSBC Finance Corp.
            6.500%, due 11/15/08                                         765,960
   500,000  U.S. Bank N.A.
            6.300%, due 02/04/14                                         519,294
   750,000  Wachovia Corp.
            4.950%, due 11/01/06                                         748,585
                                                                     -----------
                                                                       5,467,073
                                                                     -----------
            FORESTRY/PAPER - 0.35%
   325,000  Westvaco Corp.
            8.200%, due 01/15/30                                         352,396
                                                                     -----------
            HEALTH CARE - 1.40%
   500,000  Eli Lilly & Co.
            6.570%, due 01/01/16                                         530,193
   325,000  Genentech, Inc.
            5.250%, due 07/15/35                                         286,059
   345,000  Merck & Co., Inc.
            6.400%, due 03/01/28                                         348,610
   230,000  Wyeth
            6.500%, due 02/01/34                                         235,974
                                                                     -----------
                                                                       1,400,836
                                                                     -----------
            INDUSTRIALS - 5.68%
   240,000  Boeing Co.
            8.625%, due 11/15/31                                         316,421
   215,000  D.R. Horton, Inc.
            5.250%, due 02/15/15                                         191,379
   500,000  DaimlerChrysler N.A. Holding Corp.
            4.750%, due 01/15/08                                         492,790
 1,000,000  Dow Chemical Co.
            5.750%, due 12/15/08                                       1,006,614
   800,000  General Electric Co.
            5.000%, due 02/01/13                                         774,357
   250,000  General Motors Acceptance Corp.
            6.125%, due 08/28/07                                         248,247

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
            INDUSTRIALS (CONTINUED)
$  850,000  General Motors Acceptance Corp.
            7.250%, due 03/02/11                                     $   833,245
   200,000  International Paper Co.
            7.875%, due 08/01/06                                         200,000
   215,000  Pulte Homes, Inc. (O)
            5.200%, due 02/15/15                                         193,701
   192,000  Raytheon Co.
            4.500%, due 11/15/07                                         189,344
   235,000  Waste Management, Inc.
            7.125%, due 12/15/17                                         253,517
   500,000  Weyerhaeuser Co. (O)
            6.875%, due 12/15/33                                         481,566
   525,000  WM Wrigley Jr. Co.
            4.300%, due 07/15/10                                         503,593
                                                                     -----------
                                                                       5,684,774
                                                                     -----------
            MEDIA - 0.50%
   450,000  Comcast Cable Communications
            Holdings, Inc.
            8.375%, due 03/15/13                                         503,994
                                                                     -----------
            PIPELINE - 0.31%
   345,000  KN Energy, Inc.
            7.250%, due 03/01/28                                         314,314
                                                                     -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.26%
   270,000  Simon Property Group L.P.
            5.625%, due 08/15/14                                         264,405
                                                                     -----------
            TELECOMMUNICATIONS - 1.31%
   400,000  Cisco Systems, Inc.
            5.500%, due 02/22/16                                         388,995
   200,000  Telephone & Data Systems, Inc.
            7.000%, due 08/01/06                                         200,000
   250,000  Verizon Wireless Capital LLC
            5.375%, due 12/15/06                                         249,946
   500,000  Vodafone Group PLC (D)
            5.000%, due 12/16/13                                         467,170
                                                                     -----------
                                                                       1,306,111
                                                                     -----------
            TRANSPORTATION - 1.11%
   285,000  Burlington Northern Santa Fe Corp.
            8.125%, due 04/15/20                                         338,327
   359,000  Norfolk Southern Corp.
            5.590%, due 05/17/25                                         337,509
   390,000  Norfolk Southern Corp.
            7.050%, due 05/01/37                                         434,653
                                                                     -----------
                                                                       1,110,489
                                                                     -----------
            UTILITIES - 2.57%
   550,000  Constellation Energy Group, Inc.
            4.550%, due 06/15/15                                         489,151
   500,000  Energy East Corp.
            8.050%, due 11/15/10                                         540,942
   285,000  Pacific Gas & Electric Co.
            6.050%, due 03/01/34                                         274,996
   250,000  Progress Energy, Inc.
            7.750%, due 03/01/31                                         287,060

                 See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
            UTILITIES (CONTINUED)
$  200,000  Sierra Pacific Power Co. (C)
            6.000%, due 05/15/16                                     $   192,834
   750,000  Wisconsin Electric Power
            6.500%, due 06/01/28                                         783,068
                                                                     -----------
                                                                       2,568,051
                                                                     -----------
            TOTAL CORPORATE NOTES AND BONDS
            (Cost $24,959,002)                                        24,550,049
                                                                     -----------
MORTGAGE BACKED - 30.15%
            FEDERAL HOME LOAN MORTGAGE CORP. - 4.26%
   803,127  5.000%, due 05/01/18 Pool # E96322                           780,841
     8,096  8.000%, due 06/01/30 Pool # C01005                             8,528
    29,215  7.000%, due 03/01/31 Pool # C48133                            30,022
   146,145  6.500%, due 01/01/32 Pool # C62333                           148,651
 2,483,062  5.000%, due 07/01/33 Pool # A11325                         2,359,384
   248,096  6.000%, due 10/01/34 Pool # A28439                           247,269
   279,435  6.000%, due 10/01/34 Pool # A28598                           278,504
   222,855  5.000%, due 04/01/35 Pool # A32315                           210,865
   213,404  5.000%, due 04/01/35 Pool # A32316                           201,922
                                                                     -----------
                                                                       4,265,986
                                                                     -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.74%
 1,289,966  4.000%, due 04/01/15 Pool # 255719                         1,217,634
   930,871  5.500%, due 04/01/16 Pool # 745444                           923,924
    60,153  6.000%, due 05/01/16 Pool # 582558                            60,747
   808,347  5.500%, due 02/01/18 Pool # 673194                           801,969
   961,901  5.000%, due 05/01/20 Pool # 813965                           934,589
 1,101,488  4.500%, due 09/01/20 Pool # 835465                         1,052,446
   110,631  6.000%, due 05/01/21 Pool # 253847                           111,298
    39,186  7.000%, due 12/01/29 Pool # 762813                            40,302
    97,933  7.000%, due 11/01/31 Pool # 607515                           100,591
   471,643  6.500%, due 03/01/32 Pool # 631377                           479,115
     5,014  7.000%, due 04/01/32 Pool # 641518                             5,149
    41,937  7.000%, due 05/01/32 Pool # 644591                            43,075
 1,192,801  6.500%, due 06/01/32 Pool # 545691                         1,211,698
   404,968  6.000%, due 12/01/32 Pool # 676552                           404,233
 2,177,376  5.500%, due 04/01/33 Pool # 690206                         2,123,990
 1,050,676  5.000%, due 10/01/33 Pool # 254903                           999,266
 1,675,596  5.500%, due 11/01/33 Pool # 555880                         1,634,513
   160,286  5.000%, due 05/01/34 Pool # 775604                           152,202
   402,802  5.000%, due 05/01/34 Pool # 780890                           382,487
   250,218  5.000%, due 06/01/34 Pool # 255230                           237,599
 2,102,019  5.500%, due 06/01/34 Pool # 780384                         2,047,062
    26,727  7.000%, due 07/01/34 Pool # 792636                            27,416
   403,446  5.500%, due 08/01/34 Pool # 793647                           392,898
 1,623,415  5.500%, due 03/01/35 Pool # 815976                         1,577,646
   749,876  5.500%, due 07/01/35 Pool # 825283                           728,735
 1,040,635  5.000%, due 08/01/35 Pool # 829670                           985,399
   459,357  5.500%, due 08/01/35 Pool # 826872                           446,406
   812,894  5.000%, due 09/01/35 Pool # 820347                           769,746
   878,009  5.000%, due 09/01/35 Pool # 835699                           831,405
 1,055,359  5.000%, due 10/01/35 Pool # 797669                           999,341
 1,089,714  5.500%, due 10/01/35 Pool # 836912                         1,058,992

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
MORTGAGE BACKED (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  963,102  5.000%, due 11/01/35 Pool # 844504                       $   911,981
 1,067,790  5.000%, due 11/01/35 Pool # 844809                         1,011,113
 1,119,242  5.000%, due 12/01/35 Pool # 850561                         1,059,833
                                                                     -----------
                                                                      25,764,800
                                                                     -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.15%
    23,319  8.000%, due 10/20/15 Pool # 002995                            24,620
    70,017  6.500%, due 02/20/29 Pool # 002714                            71,365
    48,782  6.500%, due 04/20/31 Pool # 003068                            49,655
                                                                     -----------
                                                                         145,640
                                                                     -----------
            TOTAL MORTGAGE BACKED
            (Cost $30,922,725)                                        30,176,426
                                                                     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.99%
            FEDERAL FARM CREDIT BANK - 0.52%
   500,000  5.875%, due 10/03/16                                         518,149
                                                                     -----------
            FEDERAL HOME LOAN MORTGAGE CORP. - 2.81%
 2,500,000  4.875%, due 11/15/13                                       2,429,508
   400,000  4.500%, due 01/15/14                                         379,330
                                                                     -----------
                                                                       2,808,838
                                                                     -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.55%
 1,400,000  4.000%, due 09/02/08                                       1,362,934
 1,095,000  4.625%, due 10/15/14 (O)                                   1,041,903
 1,000,000  6.625%, due 11/15/30                                       1,146,733
                                                                     -----------
                                                                       3,551,570
                                                                     -----------
            U.S. TREASURY BONDS - 1.65%
 1,245,000  6.250%, due 05/15/30 (O)                                   1,432,819
   210,000  5.375%, due 02/15/31 (O)                                     217,137
                                                                     -----------
                                                                       1,649,956
                                                                     -----------
            U.S. TREASURY NOTES - 16.47%
 1,615,000  2.625%, due 11/15/06 (O)                                   1,603,328
   750,000  2.875%, due 11/30/06 (O)                                     744,375
 1,500,000  3.125%, due 01/31/07 (O)                                   1,485,234
 1,000,000  4.000%, due 08/31/07 (O)                                     988,398
 1,040,000  3.000%, due 11/15/07 (O)                                   1,013,431
 1,470,000  3.750%, due 05/15/08 (O)                                   1,438,992
 2,280,000  3.000%, due 02/15/09 (O)                                   2,175,353
   650,000  3.875%, due 05/15/10 (O)                                     626,970
   300,000  3.875%, due 09/15/10 (O)                                     288,481
   100,000  4.500%, due 11/15/10 (O)                                      98,445
 4,000,000  4.875%, due 02/15/12 (O)                                   3,994,532
 2,100,000  4.500%, due 11/15/15 (O)                                   2,025,515
                                                                     -----------
                                                                      16,483,054
                                                                     -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost $25,288,365)                                        25,011,567
                                                                     -----------

                 See accompanying Notes to Financial Statements.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Shares                                                                (Note 1)
------                                                              ------------
INVESTMENT COMPANIES - 22.33%
 2,551,367  SSgA Prime Money Market Fund                            $  2,551,367
19,800,616  State Street Navigator Securities
            Lending Portfolio (I)                                     19,800,616
                                                                    ------------
            TOTAL INVESTMENT COMPANIES
            (Cost $22,351,983)                                        22,351,983
                                                                    ------------
TOTAL INVESTMENTS - 119.06%
(Cost $120,940,254**)                                                119,160,547
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (19.06)%                          (19,076,721)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $100,083,826
                                                                    ============

----------
**   Aggregate cost for Federal tax purposes was $121,047,806.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.15% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2006.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

                 See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS - 92.90%
            AEROSPACE/DEFENSE - 3.01%
$  185,000  Argo-Tech Corp. (O)
            9.250%, due 06/01/11                                     $   191,012
   250,000  Armor Holdings, Inc. (O)
            8.250%, due 08/15/13                                         261,250
   260,000  BE Aerospace, Inc., Series B (O)
            8.875%, due 05/01/11                                         271,050
   274,000  DI Finance/
            DynCorp International, Series B
            9.500%, due 02/15/13                                         283,590
   200,000  DRS Technologies, Inc.
            7.625%, due 02/01/18                                         199,500
   195,000  K&F Acquisition, Inc. (O)
            7.750%, due 11/15/14                                         191,588
   205,000  L-3 Communications Corp.
            6.125%, due 01/15/14                                         196,288
                                                                     -----------
                                                                       1,594,278
                                                                     -----------
            APPAREL/TEXTILES - 1.38%
   200,000  Levi Strauss & Co. (G)(O)
            10.258%, due 04/01/12                                        205,000
   195,000  Levi Strauss & Co.
            12.250%, due 12/15/12                                        218,400
   100,000  Oxford Industries, Inc.
            8.875%, due 06/01/11                                         100,500
   200,000  Warnaco, Inc.
            8.875%, due 06/15/13                                         204,250
                                                                     -----------
                                                                         728,150
                                                                     -----------
            AUTO PARTS & EQUIPMENT - 1.37%
   250,000  Goodyear Tire & Rubber Co. (O)
            7.857%, due 08/15/11                                         231,250
   500,000  United Components, Inc.
            9.375%, due 06/15/13                                         491,875
                                                                     -----------
                                                                         723,125
                                                                     -----------
            AUTOMOTIVE - 1.39%
   250,000  Ford Motor Credit Co.
            6.625%, due 06/16/08                                         240,827
   250,000  Ford Motor Credit Co. (G)(O)
            9.957%, due 04/15/12                                         257,653
   250,000  General Motors Acceptance Corp. (O)
            6.750%, due 12/01/14                                         235,330
                                                                     -----------
                                                                         733,810
                                                                     -----------
            BEVERAGE/FOOD - 2.24%
   150,000  B&G Foods, Inc.
            8.000%, due 10/01/11                                         150,375
   250,000  Del Monte Corp.
            6.750%, due 02/15/15                                         233,125
   125,000  Michael Foods, Inc.
            8.000%, due 11/15/13                                         123,438
   200,000  NBTY, Inc.
            7.125%, due 10/01/15                                         188,000
   500,000  Pinnacle Foods Holding Corp. (O)
            8.250%, due 12/01/13                                         490,000
                                                                     -----------
                                                                       1,184,938
                                                                     -----------

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
            BUILDING MATERIALS - 3.66%
$  300,000  Goodman Global Holdings, Inc. (O)
            7.875%, due 12/15/12                                     $   278,250
   500,000  Interface, Inc.
            7.300%, due 04/01/08                                         503,750
   172,000  Interface, Inc.
            10.375%, due 02/01/10                                        187,910
   250,000  Interline Brands, Inc.
            8.125%, due 06/15/14                                         251,875
   265,000  Jacuzzi Brands, Inc.
            9.625%, due 07/01/10                                         280,238
   200,000  Nortek, Inc.
            8.500%, due 09/01/14                                         187,000
   250,000  U.S. Concrete, Inc. (C)
            8.375%, due 04/01/14                                         247,500
                                                                     -----------
                                                                       1,936,523
                                                                     -----------
            CHEMICALS - 2.68%
   110,000  Equistar Chemicals L.P./
            Equistar Funding Corp.
            10.625%, due 05/01/11                                        118,250
   288,000  Huntsman International LLC (O)
            10.125%, due 07/01/09                                        292,320
   175,000  Lyondell Chemical Co.
            9.500%, due 12/15/08                                         179,812
    60,000  Nalco Co.
            7.750%, due 11/15/11                                          60,300
   160,000  Nalco Co. (O)
            8.875%, due 11/15/13                                         161,600
   143,000  Rhodia S.A. (D)(O)
            10.250%, due 06/01/10                                        154,798
   150,000  Rhodia S.A. (D)
            8.875%, due 06/01/11                                         152,625
    95,000  Rockwood Specialties Group, Inc.
            10.625%, due 05/15/11                                        102,125
   200,000  Rockwood Specialties Group, Inc.
            7.500%, due 11/15/14                                         195,000
                                                                     -----------
                                                                       1,416,830
                                                                     -----------
            CONSUMER PRODUCTS - 5.24%
   250,000  American Achievement Corp.
            8.250%, due 04/01/12                                         246,250
   300,000  Central Garden and Pet Co.
            9.125%, due 02/01/13                                         308,250
   150,000  Chattem, Inc. (O)
            7.000%, due 03/01/14                                         144,375
   185,000  Da-Lite Screen Co., Inc.
            9.500%, due 05/15/11                                         194,712
   200,000  Elizabeth Arden, Inc.
            7.750%, due 01/15/14                                         196,500
   150,000  Jarden Corp. (O)
            9.750%, due 05/01/12                                         156,000
   250,000  Leslie's Poolmart
            7.750%, due 02/01/13                                         242,500
   175,000  Playtex Products, Inc. (O)
            9.375%, due 06/01/11                                         182,656
   185,000  Samsonite Corp.
            8.875%, due 06/01/11                                         191,938

                 See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
            CONSUMER PRODUCTS (CONTINUED)
$  400,000  Simmons Bedding Co. (O)
            7.875%, due 01/15/14                                     $   377,000
   300,000  Visant Corp.
            7.625%, due 10/01/12                                         290,625
   250,000  Visant Holding Corp. (C)(O)
            8.750%, due 12/01/13                                         239,375
                                                                     -----------
                                                                       2,770,181
                                                                     -----------
            ENVIRONMENTAL - 1.89%
   250,000  Allied Waste North America, Inc. (C)
            7.125%, due 05/15/16                                         238,125
   250,000  Casella Waste Systems, Inc.
            9.750%, due 02/01/13                                         262,500
   250,000  Waste Connections, Inc. (C)(P)
            3.750%, due 04/01/26                                         246,250
   250,000  WCA Waste Corp. (C)
            9.250%, due 06/15/14                                         254,375
                                                                     -----------
                                                                       1,001,250
                                                                     -----------
            FOOD & DRUG RETAILERS - 1.89%
   100,000  Ingles Markets, Inc.
            8.875%, due 12/01/11                                         104,500
   500,000  Rite Aid Corp.
            7.125%, due 01/15/07                                         500,000
   250,000  Rite Aid Corp. (O)
            9.250%, due 06/01/13                                         245,000
   150,000  Stater Brothers Holdings
            8.125%, due 06/15/12                                         148,875
                                                                     -----------
                                                                         998,375
                                                                     -----------
            FORESTRY/PAPER - 3.92%
   150,000  Abitibi-Consolidated Co. of Canada (D)(O)
            8.375%, due 04/01/15                                         137,062
   250,000  Abitibi-Consolidated, Inc. (D)(G)(O)
            8.829%, due 06/15/11                                         243,125
   200,000  Boise Cascade LLC, Series B (G)(O)
            8.382%, due 10/15/12                                         200,000
   150,000  Cascades, Inc. (D)
            7.250%, due 02/15/13                                         139,875
   190,000  Catalyst Paper Corp. (D)
            7.375%, due 03/01/14                                         169,100
   200,000  Catalyst Paper Corp., Series D (D)
            8.625%, due 06/15/11                                         195,000
   220,000  JSG Funding PLC (D)
            9.625%, due 10/01/12                                         227,700
   258,000  Smurfit-Stone Container Enterprises, Inc.
            9.750%, due 02/01/11                                         263,805
   250,000  Verso Paper Holdings LLC and
            Verson Paper, Inc. (C)(G)(H)
            1.000%, due 08/01/14                                         251,562
   250,000  Verso Paper Holdings LLC and
            Verson Paper, Inc. (C)(H)
            11.375%, due 08/01/16                                        248,750
                                                                     -----------
                                                                       2,075,979
                                                                     -----------

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
            GAMING - 6.60%
$  300,000  American Casino & Entertainment
            Properties LLC
            7.850%, due 02/01/12                                     $   300,750
   100,000  Chukchansi Economic Development
            Authority (C)(G)
            8.780%, due 11/15/12                                         101,750
   195,000  Global Cash Access LLC/
            Global Cash Finance Corp.
            8.750%, due 03/15/12                                         206,212
   300,000  Hard Rock Hotel, Inc.
            8.875%, due 06/01/13                                         321,750
   250,000  Herbst Gaming, Inc.
            7.000%, due 11/15/14                                         239,375
   100,000  Isle of Capri Casinos, Inc.
            9.000%, due 03/15/12                                         103,750
   225,000  Isle of Capri Casinos, Inc.
            7.000%, due 03/01/14                                         214,875
   300,000  Kerzner International, Ltd. (D)
            6.750%, due 10/01/15                                         315,750
   155,000  Mandalay Resort Group
            9.375%, due 02/15/10                                         163,525
   345,000  MGM Mirage (O)
            8.375%, due 02/01/11                                         354,488
   400,000  MTR Gaming Group, Inc., Series B
            9.750%, due 04/01/10                                         419,500
   200,000  Pinnacle Entertainment, Inc.
            8.250%, due 03/15/12                                         199,500
   150,000  Pinnacle Entertainment, Inc. (O)
            8.750%, due 10/01/13                                         157,875
   200,000  Seneca Gaming Corp.
            7.250%, due 05/01/12                                         195,000
   200,000  Seneca Gaming Corp., Series B
            7.250%, due 05/01/12                                         195,000
                                                                     -----------
                                                                       3,489,100
                                                                     -----------
            GENERAL INDUSTRIAL & MANUFACTURING - 1.22%
   250,000  Chart Industries, Inc./
            Pre First Reserve Fund X L.P. Merger (C)
            9.125%, due 10/15/15                                         257,812
   130,000  Mueller Group, Inc.
            10.000%, due 05/01/12                                        140,400
   250,000  Wesco Distribution, Inc.
            7.500%, due 10/15/17                                         248,125
                                                                     -----------
                                                                         646,337
                                                                     -----------
            HEALTH CARE - 5.65%
   200,000  Alderwoods Group, Inc.
            7.750%, due 09/15/12                                         210,750
   150,000  Angiotech Pharmaceuticals, Inc. (C)(D)
            7.750%, due 04/01/14                                         145,125
   350,000  Carriage Services, Inc.
            7.875%, due 01/15/15                                         341,250
   105,000  Extendicare Health Services, Inc.
            6.875%, due 05/01/14                                         109,200
   100,000  Fisher Scientific International, Inc.
            6.125%, due 07/01/15                                          96,375
   500,000  Hanger Orthopedic Group, Inc. (C)
            10.250%, due 06/01/14                                        496,250

                 See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
            HEALTH CARE (CONTINUED)
$  200,000  IASIS Healthcare LLC/IASIS Capital Corp.
            8.750%, due 06/15/14                                     $   192,000
   300,000  Omega Healthcare Investors, Inc.
            7.000%, due 04/01/14                                         288,750
   100,000  Psychiatric Solutions, Inc.
            7.750%, due 07/15/15                                          97,000
   250,000  Res-Care, Inc.
            7.750%, due 10/15/13                                         246,875
   200,000  Triad Hospitals, Inc.
            7.000%, due 11/15/13                                         191,000
   200,000  Vanguard Health Holding Co., II LLC
            9.000%, due 10/01/14                                         193,500
   250,000  Warner Chilcott Corp.
            8.750%, due 02/01/15                                         248,125
   150,000  Watson Pharmaceuticals, Inc. (P)
            1.750%, due 03/15/23                                         131,625
                                                                     -----------
                                                                       2,987,825
                                                                     -----------
            HOTELS - 0.57%
   300,000  Gaylord Entertainment Co.
            8.000%, due 11/15/13                                         304,125
                                                                     -----------
            MEDIA - BROADCASTING - 2.32%
   260,000  Allbritton Communications Co.
            7.750%, due 12/15/12                                         257,400
   250,000  Gray Television, Inc.
            9.250%, due 12/15/11                                         259,375
    50,000  LIN Television Corp. (O)
            6.500%, due 05/15/13                                          45,562
   300,000  LIN Television Corp., Series B
            6.500%, due 05/15/13                                         273,375
   150,000  Radio One, Inc.
            6.375%, due 02/15/13                                         136,875
   250,000  Sinclair Broadcast Group, Inc.
            8.000%, due 03/15/12                                         252,500
                                                                     -----------
                                                                       1,225,087
                                                                     -----------
            MEDIA - CABLE - 6.01%
   435,000  Cablevision Systems Corp., Series B (G)
            9.620%, due 04/01/09                                         463,275
   150,000  Cablevision Systems Corp., Series B (O)
            8.000%, due 04/15/12                                         148,500
   200,000  Insight Communications Co., Inc. (G)
            12.250%, due 02/15/11                                        212,250
   200,000  Insight Midwest L.P./Insight Capital, Inc.
            10.500%, due 11/01/10                                        208,000
   400,000  Kabel Deutschland GmbH (C)(D)
            10.625%, due 07/01/14                                        424,000
   300,000  Lodgenet Entertainment Corp.
            9.500%, due 06/15/13                                         319,500
   250,000  Mediacom Broadband LLC
            8.500%, due 10/15/15                                         245,625
   250,000  Mediacom LLC/
            Mediacom Capital Corp. (O)
            9.500%, due 01/15/13                                         253,125
   250,000  NTL Cable PLC (D)
            9.125%, due 08/15/16                                         253,125

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
            MEDIA - CABLE (CONTINUED)
$  500,000  Telenet Group Holding N.V. (B)(C)(D)(G)(O)
            0.000%, due 06/15/14                                     $   425,000
   250,000  Videotron Ltee
            6.375%, due 12/15/15                                         227,500
                                                                     -----------
                                                                       3,179,900
                                                                     -----------
            MEDIA - DIVERSIFIED & SERVICES - 4.09%
   250,000  Advanstar Communications, Inc.
            10.750%, due 08/15/10                                        268,128
   200,000  Advanstar Communications, Inc., Series B
            12.000%, due 02/15/11                                        210,500
   250,000  Hughes Network Systems LLC/
            HNS Finance Corp. (C)
            9.500%, due 04/15/14                                         248,750
   150,000  Intelsat Bermuda, Ltd. (C)(D)
            9.250%, due 06/15/16                                         153,375
   250,000  Intelsat Bermuda, Ltd. (C)(D)
            11.250%, due 06/15/16                                        252,500
   150,000  Intelsat Subsidiary Holding Co., Ltd. (G)
            10.484%, due 01/15/12                                        152,250
   125,000  Lamar Media Corp.
            7.250%, due 01/01/13                                         122,812
   100,000  Lamar Media Corp.
            6.625%, due 08/15/15                                          92,875
   200,000  LBI Media, Inc.
            10.125%, due 07/15/12                                        212,000
   200,000  New Skies Satellites N.V. (D)(G)
            10.414%, due 11/01/11                                        206,500
   250,000  Quebecor Media (D)
            7.750%, due 03/15/16                                         245,625
                                                                     -----------
                                                                       2,165,315
                                                                     -----------
            METALS AND MINING - 1.25%
   300,000  Alpha Natural Resources LLC/
            Alpha Natural Resources Capital Corp.
            10.000%, due 06/01/12                                        318,750
   200,000  Foundation PA Coal Co.
            7.250%, due 08/01/14                                         194,000
   150,000  Massey Energy Co.
            6.625%, due 11/15/10                                         150,000
                                                                     -----------
                                                                         662,750
                                                                     -----------
            NON FOOD & DRUG RETAILERS - 3.11%
   200,000  Affinity Group, Inc.
            9.000%, due 02/15/12                                         200,000
   250,000  Autonation, Inc. (C)(G)
            7.507%, due 04/15/13                                         252,500
   300,000  Buhrmann U.S., Inc.
            7.875%, due 03/01/15                                         291,000
   300,000  Burlington Coat Factory Warehouse
            Corp. (C)(O)
            11.125%, due 04/15/14                                        286,875
   100,000  GSC Holdings Corp. (G)
            9.383%, due 10/01/11                                         104,250
   150,000  Pantry, Inc.
            7.750%, due 02/15/14                                         148,875

                 See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
            NON FOOD & DRUG RETAILERS (CONTINUED)
$  100,000  Petro Stopping Centers L.P./
            Petro Financial Corp.
            9.000%, due 02/15/12                                     $    99,500
   250,000  Stripes Acquisition LLC/
            Susser Finance Corp. (C)
            10.625%, due 12/15/13                                        262,500
                                                                     -----------
                                                                       1,645,500
                                                                     -----------
            OIL & GAS - 4.92%
   166,000  Chesapeake Energy Corp.
            6.875%, due 01/15/16                                         160,190
   300,000  Compton Petroleum Finance Corp.
            7.625%, due 12/01/13                                         288,750
   250,000  Comstock Resources, Inc.
            6.875%, due 03/01/12                                         235,000
   250,000  Denbury Resources, Inc.
            7.500%, due 04/01/13                                         251,250
   175,000  Encore Acquisition Co.
            6.250%, due 04/15/14                                         162,312
   200,000  Encore Acquisition Co.
            6.000%, due 07/15/15                                         183,000
   215,000  Exco Resources, Inc.
            7.250%, due 01/15/11                                         209,625
   190,000  Hanover Compressor Co.
            9.000%, due 06/01/14                                         202,350
   250,000  Harvest Operations Corp. (D)
            7.875%, due 10/15/11                                         239,375
   190,000  Plains Exploration & Production Co. (O)
            7.125%, due 06/15/14                                         188,100
   300,000  Range Resources Corp.
            6.375%, due 03/15/15                                         284,250
   200,000  Whiting Petroleum Corp.
            7.250%, due 05/01/13                                         198,500
                                                                     -----------
                                                                       2,602,702
                                                                     -----------
            PACKAGING - 1.76%
   250,000  BWAY Corp.
            10.000%, due 10/15/10                                        262,500
   250,000  Crown Americas LLC and Crown
            Americas Capital Corp. (C)
            7.625%, due 11/15/13                                         246,875
   167,000  Owens-Brockway Glass Container, Inc.
            8.875%, due 02/15/09                                         172,219
   250,000  Silgan Holdings, Inc.
            6.750%, due 11/15/13                                         247,500
                                                                     -----------
                                                                         929,094
                                                                     -----------
            PRINTING & PUBLISHING - 3.97%
   300,000  CBD Media, Inc.
            8.625%, due 06/01/11                                         294,750
   132,000  Dex Media West LLC/
            Dex Media Finance Co., Series B
            9.875%, due 08/15/13                                         142,230
   665,000  Dex Media, Inc. (B)(G)
            0.000%, due 11/15/13                                         548,625
   500,000  Houghton Mifflin Co.
            9.875%, due 02/01/13                                         518,125

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
            PRINTING & PUBLISHING (CONTINUED)
$  100,000  Morris Publishing Group LLC
            7.000%, due 08/01/13                                     $    94,500
   250,000  RH Donnelley Corp., Series A-2 (O)
            6.875%, due 01/15/13                                         226,875
   250,000  RH Donnelley, Inc.
            10.875%, due 12/15/12                                        274,688
                                                                     -----------
                                                                       2,099,793
                                                                     -----------
            RESTAURANTS - 0.39%
   200,000  Domino's, Inc.
            8.250%, due 07/01/11                                         206,500
                                                                     -----------
            STEEL - 0.36%
   200,000  Valmont Industries, Inc.
            6.875%, due 05/01/14                                         193,000
                                                                     -----------
            SUPPORT SERVICES - 6.58%
   150,000  Ahern Rentals, Inc.
            9.250%, due 08/15/13                                         151,500
   250,000  Avis Budget Car Rental LLC/
            Avis Budget Finance, Inc. (C)(G)
            7.576%, due 05/15/14                                         251,875
   150,000  Cardtronics, Inc. (C)
            9.500%, due 08/15/13                                         150,375
   350,000  Education Management LLC/
            Education Management Corp. (C)
            10.250%, due 06/01/16                                        353,500
   250,000  H&E Equipment Services (C)(H)
            8.375%, due 07/15/16                                         252,500
   250,000  H&E Equipment Services LLC/
            H&E Finance Corp.
            11.125%, due 06/15/12                                        274,435
   200,000  Hertz Corp. (C)
            8.875%, due 01/01/14                                         208,500
   250,000  Hertz Corp. (C)(O)
            10.500%, due 01/01/16                                        271,875
   410,000  Iron Mountain, Inc.
            8.625%, due 04/01/13                                         418,200
   350,000  Mac-Gray Corp.
            7.625%, due 08/15/15                                         353,500
   200,000  Norcross Safety Products LLC/
            Norcross Capital Corp., Series B
            9.875%, due 08/15/11                                         208,000
   300,000  United Rentals North America, Inc. (O)
            7.750%, due 11/15/13                                         285,750
   300,000  Williams Scotsman, Inc.
            8.500%, due 10/01/15                                         300,750
                                                                     -----------
                                                                       3,480,760
                                                                     -----------
            TECHNOLOGY - 2.50%
   200,000  Flextronics International, Ltd. (D)(O)(P)
            1.000%, due 08/01/10                                         195,250
   100,000  Flextronics International, Ltd. (D)
            6.500%, due 05/15/13                                          97,000
   450,000  Lucent Technologies, Inc.
            6.450%, due 03/15/29                                         383,625
   200,000  Sungard Data Systems, Inc.
            9.125%, due 08/15/13                                         204,250

                 See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
            TECHNOLOGY (CONTINUED)
$  150,000  Sungard Data Systems, Inc. (O)
            10.250%, due 08/15/15                                    $   152,062
   300,000  Syniverse Technologies, Inc., Series B
            7.750%, due 08/15/13                                         291,750
                                                                     -----------
                                                                       1,323,937
                                                                     -----------
            TELECOMMUNICATIONS - 7.88%
   500,000  American Cellular Corp., Series B
            10.000%, due 08/01/11                                        523,750
   400,000  Centennial Communications Corp. (G)
            11.258%, due 01/01/13                                        412,000
   350,000  Centennial Communications Corp./
            Cellular Operating Co. LLC/Puerto Rico Operations
            8.125%, due 02/01/14                                         340,375
   500,000  Cincinnati Bell, Inc. (O)
            8.375%, due 01/15/14                                         490,000
   165,000  Eircom Funding (D)
            8.250%, due 08/15/13                                         178,200
   250,000  LCI International, Inc.
            7.250%, due 06/15/07                                         250,625
   500,000  Nordic Telephone Co. Holdings ApS (C)(D)
            8.875%, due 05/01/16                                         515,000
   250,000  Qwest Communications
            International, Inc. (G)
            8.670%, due 02/15/09                                         254,688
   120,000  Qwest Corp.
            7.625%, due 06/15/15                                         121,950
   300,000  Rural Cellular Corp.
            8.250%, due 03/15/12                                         309,750
   500,000  Time Warner Telecom Holdings, Inc. (O)
            9.250%, due 02/15/14                                         513,750
   250,000  Windstream Corp. (C)
            8.625%, due 08/01/16                                         260,000
                                                                     -----------
                                                                       4,170,088
                                                                     -----------
            TRANSPORTATION - 0.82%
   150,000  CHC Helicopter Corp. (D)
            7.375%, due 05/01/14                                         141,000
   300,000  Gulfmark Offshore, Inc. (O)
            7.750%, due 07/15/14                                         291,750
                                                                     -----------
                                                                         432,750
                                                                     -----------
            UTILITIES - 4.23%
   250,000  Dynegy Holdings, Inc. (C)(O)
            8.375%, due 05/01/16                                         245,625
   150,000  Edison Mission Energy
            7.730%, due 06/15/09                                         152,250
   250,000  Edison Mission Energy (C)
            7.750%, due 06/15/16                                         246,875
   200,000  Ferrellgas Partners L.P./
            Ferrellgas Partners Finance
            8.750%, due 06/15/12                                         205,000

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
            UTILITIES (CONTINUED)
  $200,000  Holly Energy Partners L.P.
            6.250%, due 03/01/15                                     $   183,000
   300,000  Inergy L.P./Inergy Finance Corp.
            6.875%, due 12/15/14                                         282,750
   100,000  Mirant Americas Generation LLC
            8.300%, due 05/01/11                                          97,500
   150,000  Mirant North America LLC
            7.375%, due 12/31/13                                         144,188
   200,000  NorthWestern Corp.
            5.875%, due 11/01/14                                         197,872
   250,000  NRG Energy, Inc.
            7.375%, due 02/01/16                                         244,375
   250,000  Suburban Propane Partners L.P./
            Suburban Energy Finance Corp.
            6.875%, due 12/15/13                                         236,875
                                                                     -----------
                                                                       2,236,310
                                                                     -----------
            TOTAL CORPORATE NOTES AND BONDS
            (Cost $49,836,584)                                        49,144,312
                                                                     -----------

Shares
------
PREFERRED STOCKS - 1.74%
            AUTOMOTIVE - 1.02%
    21,683  General Motors Corp., Series A (P)
            4.500%                                                       538,823
                                                                     -----------
            OIL & GAS - 0.18%
     1,000  Chesapeake Energy Corp. (O)(P)
            4.500%                                                        98,000
                                                                     -----------
            TELECOMMUNICATIONS - 0.54%
     5,000  Crown Castle International Corp. (P)
            6.250%                                                       285,000
                                                                     -----------
            TOTAL PREFERRED STOCKS
            (Cost $856,079)                                              921,823
                                                                     -----------
INVESTMENT COMPANIES - 22.65%
 2,441,353  SSgA Prime Money Market Fund (N)                           2,441,353
 9,538,395  State Street Navigator Securities
            Lending Portfolio (I)                                      9,538,395
                                                                     -----------
            TOTAL INVESTMENT COMPANIES
            (Cost $11,979,748)                                        11,979,748
                                                                     -----------
TOTAL INVESTMENTS - 117.29%
(Cost $62,672,411**)                                                  62,045,883
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (17.29)%                           (9,146,807)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $52,899,076
                                                                     ===========

                 See accompanying Notes to Financial Statements.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS(UNAUDITED)

----------
**   Aggregate cost for Federal tax purposes was $62,676,345.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 9.84% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2006.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of July 31, 2006.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

                 See accompanying Notes to Financial Statements.

BALANCE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS - 58.52%
             CONSUMER DISCRETIONARY - 4.66%
     21,200  Comcast Corp. *                                        $    728,856
     38,900  Home Depot, Inc.                                          1,350,219
     17,200  Lowe's Cos., Inc.                                           487,620
     29,900  McDonald's Corp.                                          1,058,161
     21,000  Newell Rubbermaid, Inc.                                     553,560
     38,000  News Corp.                                                  731,120
     22,700  Target Corp.                                              1,042,384
     61,300  Time Warner, Inc.                                         1,011,450
     34,300  Walt Disney Co.                                           1,018,367
                                                                    ------------
                                                                       7,981,737
                                                                    ------------
             CONSUMER STAPLES - 6.15%
     22,100  Altria Group, Inc.                                        1,767,337
     18,000  Coca-Cola Co.                                               801,000
     10,200  Colgate-Palmolive Co.                                       605,064
     16,500  CVS Corp.                                                   539,880
     16,900  General Mills, Inc. (O)                                     877,110
     12,500  Kellogg Co.                                                 602,125
     18,100  PepsiCo, Inc.                                             1,147,178
     38,100  Procter & Gamble Co.                                      2,141,220
     45,700  Wal-Mart Stores, Inc.                                     2,033,650
                                                                    ------------
                                                                      10,514,564
                                                                    ------------
             ENERGY - 7.01%
     28,300  Chevron Corp.                                             1,861,574
     28,900  ConocoPhillips                                            1,983,696
      7,900  Devon Energy Corp.                                          510,656
      6,700  EOG Resources, Inc.                                         496,805
     45,200  Exxon Mobil Corp.                                         3,061,848
     12,700  Marathon Oil Corp.                                        1,151,128
     12,500  Schlumberger, Ltd.                                          835,625
     11,416  Transocean, Inc. *                                          881,658
      3,900  Valero Energy Corp.                                         262,977
     20,100  Weatherford International, Ltd. *                           941,484
                                                                    ------------
                                                                      11,987,451
                                                                    ------------
             FINANCIALS - 12.08%
     14,100  ACE, Ltd.                                                   726,573
      9,500  Allstate Corp.                                              539,790
     21,600  American Express Co.                                      1,124,496
     26,700  American International Group, Inc.                        1,619,889
     48,792  Bank of America Corp.                                     2,514,252
     72,000  Citigroup, Inc.                                           3,478,320
      8,600  Everest Re Group, Ltd.                                      813,646
     16,900  Federal Home Loan Mortgage Corp.                            977,834
     11,800  General Growth Properties, Inc., REIT                       538,552
      4,300  Goldman Sachs Group, Inc.                                   656,825
     37,602  J.P. Morgan Chase & Co.                                   1,715,403
      9,700  Merrill Lynch & Co., Inc.                                   706,354
      8,800  Morgan Stanley                                              585,200
     15,700  National City Corp.                                         565,200
     10,200  SunTrust Banks, Inc.                                        804,474
     27,500  U.S. Bancorp                                                880,000
     21,200  UnumProvident Corp. (O)                                     344,076
     10,200  Wachovia Corp.                                              547,026
     21,200  Wells Fargo & Co.                                         1,533,608
                                                                    ------------
                                                                      20,671,518
                                                                    ------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                              ------------
             HEALTH CARE - 8.31%
     25,200  Abbott Laboratories                                    $  1,203,804
     14,600  Amgen, Inc. *                                             1,018,204
     24,800  Baxter International, Inc.                                1,041,600
     20,000  Bristol-Myers Squibb Co.                                    479,400
      7,900  Cardinal Health, Inc.                                       529,300
      6,400  Cigna Corp.                                                 584,000
     12,400  Genzyme Corp. *                                             846,672
      4,300  Gilead Sciences, Inc. *                                     264,364
     37,500  Johnson & Johnson                                         2,345,625
     24,000  Medtronic, Inc.                                           1,212,480
     61,662  Pfizer, Inc.                                              1,602,595
     19,700  Stryker Corp.                                               896,547
     15,900  UnitedHealth Group, Inc.                                    760,497
     29,500  Wyeth                                                     1,429,865
                                                                    ------------
                                                                      14,214,953
                                                                    ------------
             INDUSTRIALS - 6.43%
      4,100  3M Co.                                                      288,640
     10,500  Burlington Northern Santa Fe Corp.                          723,555
      6,000  Caterpillar, Inc.                                           425,220
      9,000  FedEx Corp.                                                 942,390
    124,200  General Electric Co.                                      4,060,098
     22,100  Honeywell International, Inc.                               855,270
     22,600  Illinois Tool Works, Inc.                                 1,033,498
     27,500  United Technologies Corp.                                 1,710,225
     28,000  Waste Management, Inc.                                      962,640
                                                                    ------------
                                                                      11,001,536
                                                                    ------------
             INFORMATION TECHNOLOGY - 8.27%
     23,200  Adobe Systems, Inc. *                                       661,432
     23,600  Applied Materials, Inc.                                     371,464
     11,800  Automatic Data Processing, Inc.                             516,368
     43,100  Cisco Systems, Inc. *                                       769,335
     22,000  Dell, Inc. *                                                476,960
     15,700  eBay, Inc. *                                                377,899
     95,800  EMC Corp./Massachusetts *                                   972,370
     18,665  First Data Corp.                                            762,465
        800  Google, Inc., Class A *                                     309,280
     25,900  Hewlett-Packard Co.                                         826,469
     43,500  Intel Corp.                                                 783,000
     17,000  International Business Machines Corp.                     1,315,970
     15,800  Maxim Integrated Products, Inc.                             464,204
     33,400  Micron Technology, Inc. *                                   520,706
     94,300  Microsoft Corp.                                           2,266,029
     36,100  Motorola, Inc.                                              821,636
      6,300  NAVTEQ Corp. *                                              177,534
     22,400  Oracle Corp. *                                              335,328
     12,700  Qualcomm, Inc.                                              447,802
     25,200  Texas Instruments, Inc.                                     750,456
      8,300  Yahoo!, Inc. *                                              225,262
                                                                    ------------
                                                                      14,151,969
                                                                    ------------
             MATERIALS - 1.73%
     12,500  Dow Chemical Co.                                            432,250
     11,200  Inco, Ltd.                                                  871,024
     20,800  Rohm & Haas Co.                                             959,296
     11,800  Weyerhaeuser Co.                                            692,188
                                                                    ------------
                                                                       2,954,758
                                                                    ------------

                 See accompanying Notes to Financial Statements.

BALANCE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)
             TELECOMMUNICATION SERVICES - 1.73%
     40,900  BellSouth Corp.                                        $  1,602,053
      8,500  NII Holdings, Inc. *                                        448,630
     46,000  Sprint Nextel Corp.                                         910,800
                                                                    ------------
                                                                       2,961,483
                                                                    ------------

             UTILITIES - 2.15%
     10,200  Dominion Resources, Inc.                                    800,496
     18,100  Duke Energy Corp.                                           548,792
     13,700  Exelon Corp.                                                793,230
     18,900  FPL Group, Inc. (O)                                         815,346
     17,400  PG&E Corp.                                                  725,232
                                                                    ------------
                                                                       3,683,096
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $88,425,591)                                      100,123,065
                                                                    ------------

Par Value
-----------
ASSET BACKED - 1.59%
  $  98,971  ABSC Long Beach Home Equity Loan Trust,
             Series 2000-LB1, Class AF5 (M)
             8.550%, due 09/21/30                                         98,648
    500,000  Ameriquest Mortgage Securities, Inc.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34                                        484,248
    340,000  Citibank Credit Card Issuance Turst,
             Series 2004-A1, Class A1
             2.550%, due 01/20/09                                        335,513
    320,000  GMAC Mortgage Corp. Loan Trust,
             Series 2004-HE2, Class M1
             3.950%, due 10/25/33                                        310,159
    265,775  Green Tree Financial Corp.,
             Series 1998-2, Class A6
             6.810%, due 12/01/27                                        265,198
    380,000  Park Place Securities, Inc.,
             Series 2004-WWF1, Class M10 (G)(M)
             7.823%, due 12/25/34                                        379,464
    382,613  Residential Asset Mortgage Products, Inc.,
             Series 2003-RS9, Class AI5
             4.990%, due 03/25/31                                        380,502
    200,000  Soundview Home Equity Loan Trust,
             Series 2005-B, Class M6 (M)
             6.175%, due 05/25/35                                        198,168
    270,000  Wells Fargo Home Equity Trust,
             Series 2004-2, Class M8A (C)(G)
             8.323%, due 03/25/33                                        267,649
                                                                    ------------
             TOTAL ASSET BACKED
             (Cost $2,755,040)                                         2,719,549
                                                                    ------------
COMMERCIAL MORTGAGE - BACKED 2.23%
    328,365  Bear Stearns Commercial Mortgage Securities,
             Series 2001-TOP4, Class A1
             5.060%, due 11/15/16                                        325,530

                                                                        Value
Par Value                                                             (Note 1)
---------                                                           ------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
  $ 350,000  Bear Stearns Commercial Mortgage Securities,
             Series 2004-T16, Class A2
             3.700%, due 02/13/46                                   $    339,124
    350,000  Bear Stearns Commercial Mortgage Securities,
             Series 2004-T16, Class A6 (G)
             4.750%, due 02/13/46                                        329,206
    200,000  Bear Stearns Commercial Mortgage Securities,
             Series 2005-T20, Class F (C)(G)
             4.971%, due 10/12/42                                        189,031
    600,000  Government National Mortgage Association,
             Series 2004-43, Class C (G)
             5.008%, due 12/16/25                                        582,761
    400,000  Greenwich Capital Commercial Funding Corp.,
             Series 2004-GG1, Class A7 (G)
             5.317%, due 06/10/36                                        391,597
    400,000  LB-UBS Commercial Mortgage Trust,
             Series 2004-C8, Class A6 (G)
             4.799%, due 12/15/29                                        377,515
    700,000  Morgan Stanley Capital I,
             Series 2004-HQ4, Class A7
             4.970%, due 04/14/40                                        667,527
    200,000  Multi Security Asset Trust,
             Series 2005-RR4A, Class J (C)
             5.880%, due 11/28/35                                        165,844
    455,800  Wachovia Bank Commercial Mortgage Trust,
             Series 2003-C6, Class A1
             3.364%, due 08/15/35                                        442,214
                                                                    ------------
             TOTAL COMMERCIAL MORTGAGE BACKED
             (Cost $3,963,463)                                         3,810,349
                                                                    ------------
PRIVATE LABEL MORTGAGE BACKED - 1.45%
    466,960  Bank of America Alternative Loan Trust,
             Series 2005-12, Class 3CB1
             6.000%, due 01/25/36                                        462,680
  2,038,168  Bank of America Alternative Loan Trust,
             Series 2006-3, Class 2CB1
             6.000%, due 04/25/36                                      2,015,256
                                                                    ------------
             TOTAL PRIVATE LABEL MORTGAGE BACKED
             (Cost $2,469,247)                                         2,477,936
                                                                    ------------
CORPORATE NOTES AND BONDS - 7.93%
             CAPITAL GOODS - 0.29%
    500,000  Caterpillar Financial Services
             Corp., Series F
             2.500%, due 10/03/06                                        497,448
                                                                    ------------
             CONSUMER DISCRETIONARY - 1.00%
    750,000  American Association of Retired Persons (C)
             7.500%, due 05/01/31                                        890,967
    500,000  Carnival Corp. (D)
             3.750%, due 11/15/07                                        488,489
    325,000  Erac USA Finance Co. (C)
             6.700%, due 06/01/34                                        325,911
                                                                    ------------
                                                                       1,705,367
                                                                    ------------

                 See accompanying Notes to Financial Statements.

BALANCE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Par Value                                                             (Note 1)
---------                                                           ------------
CORPORATE NOTES AND BONDS (CONTINUED)
             CONSUMER STAPLES - 0.23%
  $ 400,000  Safeway, Inc.
             4.125%, due 11/01/08                                   $    386,414
                                                                    ------------
             ENERGY - 0.25%
    150,000  Hess Corp.
             7.875%, due 10/01/29                                        170,568
    250,000  Pemex Project Funding Master Trust (O)
             7.375%, due 12/15/14                                        266,257
                                                                    ------------
                                                                         436,825
                                                                    ------------
             FINANCE - 1.60%
    500,000  American General Finance Corp., Series H
             4.625%, due 09/01/10                                        481,484
    500,000  Bear Stearns Cos., Inc.
             7.800%, due 08/15/07                                        511,074
    500,000  CIT Group, Inc.
             7.375%, due 04/02/07                                        506,038
    210,000  GE Insurance Solutions Corp. (O)
             7.000%, due 02/15/26                                        224,017
    205,000  GE Insurance Solutions Corp.
             7.750%, due 06/15/30                                        235,937
    250,000  HSBC Finance Corp.
             6.500%, due 11/15/08                                        255,320
    500,000  U.S. Bank N.A. (O)
             6.300%, due 02/04/14                                        519,294
                                                                    ------------
                                                                       2,733,164
                                                                    ------------
             FORESTRY/PAPER - 0.11%
    175,000  Westvaco Corp.
             8.200%, due 01/15/30                                        189,752
                                                                    ------------
             HEALTH CARE - 0.50%
    300,000  Eli Lilly & Co. (O)
             6.570%, due 01/01/16                                        318,116
    195,000  Genentech, Inc. (O)
             5.250%, due 07/15/35                                        171,635
    205,000  Merck & Co., Inc. (O)
             6.400%, due 03/01/28                                        207,145
    150,000  Wyeth (O)
             6.500%, due 02/01/34                                        153,896
                                                                    ------------
                                                                         850,792
                                                                    ------------
             INDUSTRIALS - 1.04%
    150,000  Boeing Co.
             8.625%, due 11/15/31                                        197,763
    130,000  D.R. Horton, Inc.
             5.250%, due 02/15/15                                        115,718
    250,000  Ford Motor Credit Co.
             5.800%, due 01/12/09                                        232,424
    150,000  General Motors Acceptance Corp. (O)
             6.125%, due 08/28/07                                        148,948
    515,000  General Motors Acceptance Corp.
             7.250%, due 03/02/11                                        504,848
    135,000  Pulte Homes, Inc.
             5.200%, due 02/15/15                                        121,626

                                                                        Value
Par Value                                                             (Note 1)
---------                                                           ------------
             INDUSTRIALS (CONTINUED)
  $ 150,000  Waste Management, Inc.
             7.125%, due 12/15/17                                   $    161,819
    310,000  WM Wrigley Jr. Co. (O)
             4.300%, due 07/15/10                                        297,359
                                                                    ------------
                                                                       1,780,505
                                                                    ------------
             MEDIA - 0.19%
    285,000  Comcast Cable Communications
             Holdings, Inc.
             8.375%, due 03/15/13                                        319,196
                                                                    ------------
             PIPELINE - 0.11%
    205,000  KN Energy, Inc. (O)
             7.250%, due 03/01/28                                        186,766
                                                                    ------------
             REAL ESTATE INVESTMENT TRUSTS - 0.08%
    140,000  Simon Property Group L.P.
             5.625%, due 08/15/14                                        137,099
                                                                    ------------
             TELECOMMUNICATIONS - 0.74%
    240,000  Cisco Systems, Inc.
             5.500%, due 02/22/16                                        233,397
    537,000  Telephone & Data Systems, Inc.
             7.000%, due 08/01/06                                        537,000
    500,000  Verizon Wireless Capital LLC
             5.375%, due 12/15/06                                        499,891
                                                                    ------------
                                                                       1,270,288
                                                                    ------------
             TRANSPORTATION - 0.42%
    175,000  Burlington Northern Santa Fe Corp.
             8.125%, due 04/15/20                                        207,745
    239,000  Norfolk Southern Corp.
             5.590%, due 05/17/25                                        224,692
    260,000  Norfolk Southern Corp.
             7.050%, due 05/01/37                                        289,769
                                                                    ------------
                                                                         722,206
                                                                    ------------
             UTILITIES - 1.37%
    375,000  Constellation Energy Group, Inc.
             4.550%, due 06/15/15                                        333,512
    500,000  Energy East Corp.
             8.050%, due 11/15/10                                        540,942
    175,000  Pacific Gas & Electric Co.
             6.050%, due 03/01/34                                        168,857
    350,000  Progress Energy, Inc.
             7.750%, due 03/01/31                                        401,883
    126,000  Sierra Pacific Power Co. (C)
             6.000%, due 05/15/16                                        121,485
    750,000  Wisconsin Electric Power (O)
             6.500%, due 06/01/28                                        783,068
                                                                    ------------
                                                                       2,349,747
                                                                    ------------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $13,665,366)                                       13,565,569
                                                                    ------------

                 See accompanying Notes to Financial Statements.

BALANCE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Par Value                                                             (Note 1)
---------                                                           ------------
MORTGAGE BACKED - 10.42%
             FEDERAL HOME LOAN MORTGAGE CORP. - 1.45%
  $  14,977  8.000%, due 06/01/30 Pool # C01005                     $     15,777
    219,218  6.500%, due 01/01/32 Pool # C62333                          222,977
  1,773,616  5.000%, due 07/01/33 Pool # A11325                        1,685,275
    145,810  6.000%, due 10/01/34 Pool # A28439                          145,325
    164,229  6.000%, due 10/01/34 Pool # A28598                          163,682
    147,085  5.000%, due 04/01/35 Pool # A32315                          139,171
    120,795  5.000%, due 04/01/35 Pool # A32316                          114,295
                                                                    ------------
                                                                       2,486,502
                                                                    ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.85%
    463,582  4.000%, due 04/01/15 Pool # 255719                          437,587
    593,668  5.500%, due 04/01/16 Pool # 745444                          589,237
     90,230  6.000%, due 05/01/16 Pool # 582558                           91,120
    935,797  5.000%, due 12/01/17 Pool # 672243                          912,919
    787,010  5.000%, due 05/01/20 Pool # 813965                          764,664
  1,101,488  4.500%, due 09/01/20 Pool # 835465                        1,052,446
    154,883  6.000%, due 05/01/21 Pool # 253847                          155,817
     24,937  7.000%, due 12/01/29 Pool # 762813                           25,647
     97,933  7.000%, due 11/01/31 Pool # 607515                          100,591
     67,099  7.000%, due 05/01/32 Pool # 644591                           68,920
    572,544  6.500%, due 06/01/32 Pool # 545691                          581,615
    762,230  5.500%, due 10/01/33 Pool # 254904                          743,541
  2,234,128  5.500%, due 11/01/33 Pool # 555880                        2,179,350
     28,882  5.000%, due 05/01/34 Pool # 782214                           27,426
    612,299  5.000%, due 06/01/34 Pool # 255230                          581,418
     16,800  7.000%, due 07/01/34 Pool # 792636                           17,233
    246,768  5.500%, due 08/01/34 Pool # 793647                          240,316
    522,997  5.500%, due 03/01/35 Pool # 810075                          508,252
    996,505  5.500%, due 03/01/35 Pool # 815976                          968,411
    458,523  5.500%, due 07/01/35 Pool # 825283                          445,596
    605,020  5.000%, due 08/01/35 Pool # 829670                          572,906
    276,602  5.500%, due 08/01/35 Pool # 826872                          268,804
    484,884  5.000%, due 09/01/35 Pool # 820347                          459,147
    546,516  5.000%, due 09/01/35 Pool # 835699                          517,507
    959,417  5.000%, due 10/01/35 Pool # 797669                          908,492
    674,171  5.000%, due 11/01/35 Pool # 844504                          638,387
    679,503  5.000%, due 11/01/35 Pool # 844809                          643,435
    681,277  5.000%, due 12/01/35 Pool # 850561                          645,116
                                                                    ------------
                                                                      15,145,900
                                                                    ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.12%
     15,253  8.000%, due 10/20/15 Pool # 002995                           16,104
     98,024  6.500%, due 02/20/29 Pool # 002714                           99,911
     81,304  6.500%, due 04/20/31 Pool # 003068                           82,759
                                                                    ------------
                                                                        198,774
                                                                    ------------
              TOTAL MORTGAGE BACKED
              (Cost $18,327,269)                                      17,831,176
                                                                    ------------

                                                                       Value
Par Value                                                             (Note 1)
---------                                                           ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.01%
             FEDERAL FARM CREDIT BANK 0.60%
$ 1,000,000  5.875%, due 10/03/16                                   $  1,036,298
                                                                    ------------

             FEDERAL HOME LOAN BANK - 1.33%
  2,300,000  4.250%, due 04/16/07                                      2,280,836
                                                                    ------------

             FEDERAL HOME LOAN MORTGAGE CORP. - 0.42%
    750,000  4.500%, due 01/15/14                                        711,243
                                                                    ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.30%
    600,000  3.800%, due 01/18/08                                        586,613
    525,000  4.000%, due 09/02/08                                        511,100
    500,000  5.250%, due 08/01/12                                        493,433
    675,000  4.625%, due 10/15/14 (O)                                    642,269
                                                                    ------------
                                                                       2,233,415
                                                                    ------------
             U.S. TREASURY BONDS - 0.88%
    550,000  6.250%, due 05/15/30 (O)                                    632,972
    840,000  5.375%, due 02/15/31 (O)                                    868,547
                                                                    ------------
                                                                       1,501,519
                                                                    ------------
             U.S. TREASURY NOTES - 12.48%
    750,000  2.875%, due 11/30/06 (O)                                    744,375
    800,000  3.375%, due 02/28/07 (O)                                    791,906
    700,000  2.750%, due 08/15/07 (O)                                    683,539
    200,000  4.000%, due 08/31/07 (O)                                    197,680
    520,000  3.000%, due 11/15/07 (O)                                    506,716
  1,350,000  4.625%, due 02/29/08 (O)                                  1,341,878
  3,475,000  4.875%, due 04/30/08 (O)                                  3,467,261
  1,610,000  3.000%, due 02/15/09 (O)                                  1,536,104
    225,000  3.875%, due 05/15/10 (O)                                    217,028
    100,000  3.875%, due 09/15/10 (O)                                     96,160
     30,000  4.500%, due 11/15/10 (O)                                     29,534
  2,250,000  4.875%, due 04/30/11 (O)                                  2,245,606
  3,900,000  4.875%, due 02/15/12 (O)                                  3,894,669
  1,950,000  4.000%, due 11/15/12 (O)                                  1,853,567
    800,000  4.000%, due 02/15/14 (O)                                    752,375
    415,000  4.125%, due 05/15/15 (O)                                    390,392
     60,000  4.250%, due 08/15/15 (O)                                     56,859
    234,000  4.500%, due 11/15/15 (O)                                    225,700
  2,400,000  4.500%, due 02/15/16 (O)                                  2,311,687
                                                                    ------------
                                                                      21,343,036
                                                                    ------------
             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS
             (Cost $29,357,842)                                       29,106,347
                                                                    ------------

                 See accompanying Notes to Financial Statements.

BALANCE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
INVESTMENT COMPANIES - 16.39%
          1  J.P. Morgan Prime Money Market Fund                    $          1
  1,058,134  SSgA Prime Money Market Fund                              1,058,134
 26,980,137  State Street Navigator Securities
             Lending Portfolio (I)                                    26,980,137
                                                                    ------------

             TOTAL INVESTMENT COMPANIES
             (Cost $28,038,272)                                       28,038,272
                                                                    ------------
TOTAL INVESTMENTS - 115.54%
(Cost $187,002,090** )                                               197,672,263
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (15.54)%                          (26,592,783)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $171,079,480
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $187,661,068.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.29% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2006.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

                 See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Shares                                                               (Note 1)
------                                                             ------------
COMMON STOCKS - 98.70%
               CONSUMER DISCRETIONARY - 7.08%
      32,600   CBS Corp.                                           $    894,218
      36,891   Comcast Corp. *                                        1,268,313
      14,700   Federated Department Stores, Inc.                        516,117
      30,700   Home Depot, Inc.                                       1,065,597
       7,500   J.C. Penney Co., Inc.                                    472,200
      70,800   McDonald's Corp.                                       2,505,612
      33,400   Newell Rubbermaid, Inc.                                  880,424
      21,900   News Corp.                                               421,356
     102,200   Time Warner, Inc.                                      1,686,300
      83,600   Walt Disney Co.                                        2,482,084
                                                                   ------------
                                                                     12,192,221
                                                                   ------------
               CONSUMER STAPLES - 7.47%
      34,800   Altria Group, Inc.                                     2,782,956
      18,200   Archer-Daniels-Midland Co.                               800,800
       7,300   Clorox Co.                                               437,562
      20,500   Coca-Cola Co.                                            912,250
       7,500   Colgate-Palmolive Co.                                    444,900
      24,200   General Mills, Inc.                                    1,255,980
      19,800   Kellogg Co.                                              953,766
       5,000   Kimberly-Clark Corp.                                     305,250
      69,300   Procter & Gamble Co.                                   3,894,660
      13,600   Sara Lee Corp.                                           229,840
      19,000   Wal-Mart Stores, Inc.                                    845,500
                                                                   ------------
                                                                     12,863,464
                                                                   ------------
               ENERGY - 15.97%
      24,900   Apache Corp.                                           1,754,703
      22,900   Cameron International Corp. *                          1,154,389
      66,266   Chevron Corp.                                          4,358,977
      68,900   ConocoPhillips                                         4,729,296
      32,200   Devon Energy Corp.                                     2,081,408
       6,000   EOG Resources, Inc.                                      444,900
     118,900   Exxon Mobil Corp.                                      8,054,286
      28,300   Marathon Oil Corp.                                     2,565,112
      14,752   Transocean, Inc. *                                     1,139,297
      18,400   Valero Energy Corp.                                    1,240,712
                                                                   ------------
                                                                     27,523,080
                                                                   ------------
               FINANCIALS - 33.25%
      47,400   Allstate Corp.                                         2,693,268
      63,200   American International Group, Inc.                     3,834,344
      26,200   AmSouth Bancorp.                                         750,892
     130,484   Bank of America Corp.                                  6,723,841
       4,800   Bear Stearns Cos., Inc.                                  680,976
     149,366   Citigroup, Inc.                                        7,215,871
      10,500   Compass Bancshares, Inc.                                 618,870
      22,600   Equity Residential, REIT                               1,051,126
      26,300   Federal Home Loan Mortgage Corp.                       1,521,718
      20,800   General Growth Properties, Inc., REIT                    949,312
       6,600   Goldman Sachs Group, Inc.                              1,008,150
      96,068   J.P. Morgan Chase & Co.                                4,382,622
      21,700   Lehman Brothers Holdings, Inc.                         1,409,415
      12,800   Marshall & Ilsley Corp.                                  601,216
      21,900   Merrill Lynch & Co., Inc.                              1,594,758
      34,500   Morgan Stanley                                         2,294,250
      46,200   National City Corp.                                    1,663,200

                                                                       Value
Shares                                                               (Note 1)
------                                                             ------------
               FINANCIALS (CONTINUED)
      26,200   Prudential Financial, Inc.                          $  2,060,368
      19,400   RenaissanceRe Holdings, Ltd.                           1,005,114
       4,400   SL Green Realty Corp., REIT                              502,920
      20,400   St. Paul Travelers Cos., Inc.                            934,320
      19,800   SunTrust Banks, Inc.                                   1,561,626
      65,400   U.S. Bancorp                                           2,092,800
      33,600   UnumProvident Corp.                                      545,328
      10,900   Vornado Realty Trust, REIT                             1,139,595
      63,000   Wachovia Corp.                                         3,378,690
      13,800   Washington Mutual, Inc.                                  616,860
      61,600   Wells Fargo & Co.                                      4,456,144
                                                                   ------------
                                                                     57,287,594
                                                                   ------------
               HEALTH CARE - 7.50%
      22,400   Abbott Laboratories                                    1,070,048
       6,000   Amgen, Inc. *                                            418,440
      28,600   Bristol-Myers Squibb Co.                                 685,542
       3,300   Cigna Corp.                                              301,125
      20,100   Community Health Systems, Inc. *                         728,826
       8,900   Invitrogen Corp. *                                       549,931
      14,300   Johnson & Johnson                                        894,465
      27,400   Merck & Co., Inc.                                      1,103,398
     193,240   Pfizer, Inc.                                           5,022,308
      15,700   Watson Pharmaceuticals, Inc. *                           351,523
      11,500   WellPoint, Inc. *                                        856,750
      19,300   Wyeth                                                    935,471
                                                                   ------------
                                                                     12,917,827
                                                                   ------------
               INDUSTRIALS - 6.77%
       9,200   Burlington Northern Santa Fe Corp.                       633,972
       6,700   CSX Corp.                                                406,556
       6,300   Deere & Co.                                              457,191
       6,400   Eaton Corp.                                              410,240
       5,800   Emerson Electric Co.                                     457,736
      10,300   General Dynamics Corp.                                   690,306
     142,300   General Electric Co.                                   4,651,787
      21,200   Honeywell International, Inc.                            820,440
      21,800   Masco Corp.                                              582,714
       5,500   Parker Hannifin Corp.                                    397,320
       9,300   Textron, Inc.                                            836,163
      13,400   United Technologies Corp.                                833,346
      14,000   Waste Management, Inc.                                   481,320
                                                                   ------------
                                                                     11,659,091
                                                                   ------------
               INFORMATION TECHNOLOGY - 4.63%
      19,200   Adobe Systems, Inc. *                                    547,392
      14,700   Automatic Data Processing, Inc.                          643,272
      21,300   Computer Sciences Corp. *                              1,115,907
      14,194   Freescale Semiconductor, Inc.,
               Class B *                                                404,813
      39,421   Hewlett-Packard Co.                                    1,257,924
      17,900   Intel Corp.                                              322,200
      19,400   International Business Machines Corp.                  1,501,754
      15,800   Maxim Integrated Products, Inc.                          464,204
      32,400   Microsoft Corp.                                          778,572
      41,600   Motorola, Inc.                                           946,816
                                                                   ------------
                                                                      7,982,854
                                                                   ------------

                 See accompanying Notes to Financial Statements.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
Shares                                                               (Note 1)
------                                                             ------------
COMMON STOCKS (CONTINUED)
               MATERIALS - 4.08%
      12,600   Air Products & Chemicals, Inc.                      $    805,518
      32,800   Alcoa, Inc.                                              982,360
      25,900   Dow Chemical Co.                                         895,622
       8,400   E.I. Du Pont de Nemours & Co.                            333,144
       9,600   Inco, Ltd.                                               746,592
       9,700   Nucor Corp.                                              515,749
       6,900   Phelps Dodge Corp.                                       602,646
      14,700   PPG Industries, Inc.                                     904,638
      21,300   Weyerhaeuser Co.                                       1,249,458
                                                                   ------------
                                                                      7,035,727
                                                                   ------------
               TELECOMMUNICATION SERVICES - 5.99%
      21,300   Alltel Corp.                                           1,175,121
      55,500   AT&T, Inc.                                             1,664,445
      68,100   BellSouth Corp.                                        2,667,477
      40,300   Citizens Communications Co.                              517,049
      87,000   Sprint Nextel Corp.                                    1,722,600
      68,020   Verizon Communications, Inc.                           2,300,436
      22,023   Windstream Corp.                                         275,944
                                                                   ------------
                                                                     10,323,072
                                                                   ------------
               UTILITIES - 5.96%
      11,600   Dominion Resources, Inc.                                 910,368
      43,000   Duke Energy Corp.                                      1,303,760
      19,600   Edison International                                     811,048
      12,100   Entergy Corp.                                            932,910
      27,300   Exelon Corp.                                           1,580,670
      17,100   FirstEnergy Corp.                                        957,600
      32,400   FPL Group, Inc.                                        1,397,736
      36,000   PG&E Corp.                                             1,500,480
      25,700   Southern Co.                                             868,146
                                                                   ------------
                                                                     10,262,718
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $140,610,099)                                  170,047,648
                                                                   ------------
INVESTMENT COMPANIES - 1.48%
       6,500   iShares Russell Midcap Value Index Fund                  853,515
   1,703,981   SSgA Prime Money Market Fund                           1,703,981
                                                                   ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $2,582,060)                                      2,557,496
                                                                   ------------
TOTAL INVESTMENTS - 100.18%
(Cost $143,192,159**)                                               172,605,144
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.18)%                             (320,083)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $172,285,061
                                                                   ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $143,909,381.

REIT Real Estate Investment Trust.

                 See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
Shares                                                               (Note 1)
------                                                             ------------
COMMON STOCKS - 98.15%
               CONSUMER DISCRETIONARY - 8.46%
       6,700   Apollo Group, Inc., Class A *                       $    317,044
       6,300   Bed Bath & Beyond, Inc. *                                210,924
      10,500   Best Buy Co., Inc.                                       476,070
      27,000   Cheesecake Factory *                                     616,950
      23,800   Comcast Corp. *                                          818,244
       6,600   Harley-Davidson, Inc.                                    376,200
      15,100   Home Depot, Inc.                                         524,121
       4,800   J.C. Penney Co., Inc.                                    302,208
      24,000   Kohl's Corp. *                                         1,359,120
      20,800   Lowe's Cos., Inc.                                        589,680
      28,000   News Corp.                                               538,720
      16,500   Starbucks Corp. *                                        565,290
      11,100   Target Corp.                                             509,712
      10,550   Viacom, Inc. *                                           367,667
       8,900   Walt Disney Co.                                          264,241
      26,800   XM Satellite Radio Holdings, Inc.,
               Class A (O)*                                             310,880
      17,300   Yum! Brands, Inc.                                        778,500
                                                                   ------------
                                                                      8,925,571
                                                                   ------------
               CONSUMER STAPLES - 11.16%
      15,600   Altria Group, Inc.                                     1,247,532
      15,100   Coca-Cola Co.                                            671,950
      44,800   Colgate-Palmolive Co.                                  2,657,536
      26,200   Costco Wholesale Corp.                                 1,382,312
      24,000   CVS Corp.                                                785,280
      38,400   PepsiCo, Inc.                                          2,433,792
       9,400   Procter & Gamble Co.                                     528,280
      11,200   Walgreen Co.                                             523,936
      34,800   Wal-Mart Stores, Inc.                                  1,548,600
                                                                   ------------
                                                                     11,779,218
                                                                   ------------
               ENERGY - 5.26%
       5,400   Consol Energy, Inc. (O)                                  222,264
      16,500   Denbury Resources, Inc. *                                572,055
       6,700   ENSCO International, Inc.                                309,674
       4,300   EOG Resources, Inc.                                      318,845
       6,400   Exxon Mobil Corp.                                        433,536
      12,500   Marathon Oil Corp.                                     1,133,000
       7,900   Noble Corp.                                              566,825
      22,300   Weatherford International, Ltd. *                      1,044,532
      20,166   XTO Energy, Inc.                                         947,600
                                                                   ------------
                                                                      5,548,331
                                                                   ------------
               FINANCIALS - 8.17%
      30,200   ACE, Ltd.                                              1,556,206
       6,800   Aflac, Inc.                                              300,152
      29,100   American Express Co.                                   1,514,946
       8,600   American International Group, Inc.                       521,762
       3,600   Cbot Holdings, Inc., Class A (O)*                        451,080
       1,200   Chicago Mercantile Exchange
               Holdings, Inc.                                           553,440
      16,500   Citigroup, Inc.                                          797,115
       8,000   Goldman Sachs Group, Inc.                              1,222,000

                                                                      Value
Shares                                                               (Note 1)
------                                                             ------------
               FINANCIALS (CONTINUED)
       9,200   Mellon Financial Corp.                              $    322,000
      10,900   Merrill Lynch & Co., Inc.                                793,738
       8,100   Wells Fargo & Co.                                        585,954
                                                                   ------------
                                                                      8,618,393
                                                                   ------------
               HEALTH CARE - 19.98%
       6,900   Abbott Laboratories                                      329,613
      33,300   Amgen, Inc. *                                          2,322,342
      10,200   Covance, Inc. (O) *                                      650,352
      25,700   Eli Lilly & Co.                                        1,458,989
      12,900   Genentech, Inc. *                                      1,042,578
      10,400   Gen-Probe, Inc. *                                        540,280
      22,900   Genzyme Corp. *                                        1,563,612
       7,800   Gilead Sciences, Inc. *                                  479,544
      12,400   Invitrogen Corp. (O) *                                   766,196
      42,300   Johnson & Johnson                                      2,645,865
      18,000   Medtronic, Inc.                                          909,360
      18,400   Merck & Co., Inc.                                        740,968
      12,200   Pfizer, Inc.                                             323,176
      18,400   Pharmaceutical Product
               Development, Inc.                                        708,032
      22,900   Schering-Plough Corp.                                    468,076
       6,400   St. Jude Medical, Inc. *                                 236,160
      37,800   Stryker Corp.                                          1,720,278
      47,197   Teva Pharmaceutical Industries,
               Ltd., ADR                                              1,561,277
      24,000   UnitedHealth Group, Inc.                               1,147,920
       4,700   WellPoint, Inc. *                                        350,150
      23,200   Wyeth                                                  1,124,504
                                                                   ------------
                                                                     21,089,272
                                                                   ------------
               INDUSTRIALS - 13.78%
       8,700   3M Co.                                                   612,480
      11,100   Boeing Co.                                               859,362
       6,400   Burlington Northern Santa Fe Corp.                       441,024
      12,000   Caterpillar, Inc.                                        850,440
       4,300   CSX Corp.                                                260,924
       6,400   Danaher Corp.                                            417,280
       9,200   FedEx Corp.                                              963,332
     152,300   General Electric Co.                                   4,978,687
       6,700   Honeywell International, Inc.                            259,290
      28,000   Illinois Tool Works, Inc.                              1,280,440
       8,800   Ingersoll-Rand Co., Ltd., Class A (O)                    315,040
      11,700   Stericycle, Inc. (O) *                                   786,006
       6,400   Trinity Industries, Inc. (O)                             213,888
       7,100   United Parcel Service, Inc.                              489,261
      24,300   United Technologies Corp.                              1,511,217
       9,000   Waste Management, Inc.                                   309,420
                                                                   ------------
                                                                     14,548,091
                                                                   ------------
               INFORMATION TECHNOLOGY - 26.63%
      15,600   Adobe Systems, Inc. *                                    444,756
      22,300   Amdocs, Ltd. *                                           809,044
       9,700   Apple Computer, Inc. *                                   659,212
     178,900   Cisco Systems, Inc. *                                  3,193,365

                 See accompanying Notes to Financial Statements.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
Shares                                                               (Note 1)
------                                                             ------------
COMMON STOCKS (CONTINUED)
               INFORMATION TECHNOLOGY (CONTINUED)
      26,400   Corning, Inc. *                                     $    503,448
      61,700   Dell, Inc. *                                           1,337,656
      59,700   eBay, Inc. *                                           1,436,979
     121,600   EMC Corp./Massachusetts *                              1,234,240
       7,100   First Data Corp.                                         290,035
       4,000   Google, Inc., Class A *                                1,546,400
      16,800   Hewlett-Packard Co.                                      536,088
     104,500   Intel Corp.                                            1,881,000
      14,200   International Business Machines
               Corp.                                                  1,099,222
      10,800   Kla-Tencor Corp.                                         455,652
      25,800   Maxim Integrated Products, Inc.                          758,004
      35,400   Micron Technology, Inc. *                                551,886
     196,400   Microsoft Corp.                                        4,719,492
      43,400   Motorola, Inc.                                           987,784
      12,200   NAVTEQ Corp. *                                           343,796
      77,300   Nokia OYJ, ADR                                         1,534,405
      72,300   Oracle Corp. *                                         1,082,331
      27,000   Qualcomm, Inc.                                           952,020
      27,900   Texas Instruments, Inc.                                  830,862
      33,600   Yahoo!, Inc. *                                           911,904
                                                                   ------------
                                                                     28,099,581
                                                                   ------------
               MATERIALS - 1.30%
      11,800   E.I. Du Pont de Nemours & Co.                            467,988
      13,400   Monsanto Co.                                             576,066
       6,400   Newmont Mining Corp.                                     327,872
                                                                   ------------
                                                                      1,371,926
                                                                   ------------
               TELECOMMUNICATION SERVICES - 2.62%
      55,700   NeuStar, Inc. (O)*                                     1,718,902
      10,100   NII Holdings, Inc. *                                     533,078
      25,800   Sprint Nextel Corp.                                      510,840
                                                                   ------------
                                                                      2,762,820
                                                                   ------------
               UTILITIES - 0.79%
      15,000   AES Corp. (O)*                                           297,900
       9,300   Exelon Corp.                                             538,470
                                                                   ------------
                                                                        836,370
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $104,856,132)                                  103,579,573
                                                                   ------------

                                                                      Value
Shares                                                               (Note 1)
------                                                             ------------
INVESTMENT COMPANIES - 6.50%
      22,200   iShares Russell 1000 Growth Index Fund              $  1,096,014
      16,800   Nasdaq-100 Index Tracking Stock (O)                      623,280
   1,467,786   SSgA Prime Money Market Fund                           1,467,786
   3,667,737   State Street Navigator Securities
               Lending Portfolio (I)                                  3,667,737
                                                                   ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $6,859,658)                                      6,854,817
                                                                   ------------
TOTAL INVESTMENTS - 104.65%
(Cost $111,715,790**)                                               110,434,390
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (4.65)%                           (4,906,086)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $105,528,304
                                                                   ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $112,063,596.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

                 See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS - 95.21%
             CONSUMER DISCRETIONARY - 9.80%
     2,100   Autoliv, Inc.                                          $    117,957
     4,900   Cato Corp., Class A (O)                                     119,168
     1,900   CEC Entertainment, Inc. *                                    56,107
     6,100   Darden Restaurants, Inc.                                    206,180
     3,900   Eastman Kodak Co. (O)                                        86,775
     6,208   Federated Department Stores, Inc.                           217,963
     6,100   Gannett Co.                                                 317,932
     2,000   J.C. Penney Co., Inc.                                       125,920
     2,800   Johnson Controls, Inc.                                      214,928
     5,900   Jones Apparel Group, Inc.                                   174,640
     9,700   JOS A Bank Clothiers, Inc. (O) *                            244,246
     5,600   Liberty Media Holding Corp. - Capital *                     457,016
     3,600   Liz Claiborne, Inc.                                         127,260
     5,400   Mattel, Inc.                                                 97,416
     4,400   Matthews International Corp., Class A (O)                   151,096
     3,200   Modine Manufacturing Co.                                     75,424
    21,100   Newell Rubbermaid, Inc.                                     556,196
    11,900   O'Reilly Automotive, Inc. *                                 337,365
     3,000   Rare Hospitality International, Inc. *                       78,900
     1,800   Sonic Corp. *                                                35,424
     7,600   Stage Stores, Inc. (O)                                      225,416
     4,200   Standard-Pacific Corp. (O)                                   93,786
     1,800   Starwood Hotels & Resorts Worldwide, Inc.                    94,644
     1,300   Talbots, Inc. (O)                                            26,819
     5,900   Tempur-Pedic International, Inc. (O) *                       85,550
     9,900   TJX Cos., Inc.                                              241,263
     6,200   Tribune Co. (O)                                             184,202
     2,000   Univision Communications, Inc., Class A *                    66,800
     5,800   Valassis Communications, Inc. *                             119,074
     2,700   VF Corp.                                                    183,114
     5,800   WCI Communities, Inc. (O) *                                  91,118
     2,000   Wendy's International, Inc.                                 120,320
     1,900   Whirlpool Corp. (O)                                         146,661
     5,200   Yankee Candle Co., Inc. (O)                                 126,412
                                                                    ------------
                                                                       5,603,092
                                                                    ------------
             CONSUMER STAPLES - 8.54%
     4,600   Archer-Daniels-Midland Co.                                  202,400
     8,400   Casey's General Stores, Inc.                                190,092
     8,000   Clorox Co.                                                  479,520
    10,300   Coca-Cola Enterprises, Inc.                                 221,038
    10,300   ConAgra Foods, Inc.                                         221,450
     6,100   Constellation Brands, Inc. *                                149,206
     4,600   Costco Wholesale Corp.                                      242,696
    14,800   Hain Celestial Group, Inc. (O) *                            319,680
     2,800   Herbalife, Ltd. (O) *                                       100,016
     4,400   Hormel Foods Corp. (O)                                      166,012
    17,800   Kroger Co.                                                  408,154
     5,100   Loews Corp. - Carolina Group                                292,638
    10,500   McCormick & Co., Inc.                                       368,130
     4,100   NBTY, Inc. *                                                121,073
     2,800   Pepsi Bottling Group, Inc.                                   93,100
    13,200   Safeway, Inc.                                               370,656

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
             CONSUMER STAPLES (CONTINUED)
    15,900   Sara Lee Corp.                                         $    268,710
     8,704   Supervalu, Inc.                                             235,955
     6,400   Universal Corp./Richmond VA                                 226,048
     4,100   UST, Inc.                                                   207,255
                                                                    ------------
                                                                       4,883,829
                                                                    ------------
             ENERGY - 7.77%
     6,600   Arch Coal, Inc.                                             250,404
     6,700   Chesapeake Energy Corp. (O)                                 220,430
     8,850   Encore Acquisition Co. (O) *                                269,571
     3,000   ENSCO International, Inc. (O)                               138,660
     3,000   EOG Resources, Inc.                                         222,450
     7,000   Forest Oil Corp. *                                          234,570
    10,400   Hess Corp.                                                  550,160
     2,200   Marathon Oil Corp.                                          199,408
     3,700   Murphy Oil Corp.                                            190,402
     7,100   Newfield Exploration Co. *                                  329,298
     5,500   Noble Energy, Inc.                                          278,355
     6,100   Oneok, Inc.                                                 226,981
     4,900   Pioneer Natural Resources Co. (O)                           222,215
     4,400   Plains Exploration & Production Co. (O) *                   193,424
     3,100   Smith International, Inc.                                   138,167
     2,900   Sunoco, Inc.                                                201,666
     4,000   Tesoro Corp.                                                299,200
     6,000   Whiting Petroleum Corp. (O) *                               280,200
                                                                    ------------
                                                                       4,445,561
                                                                    ------------
             FINANCIALS - 28.58%
     5,700   Ameriprise Financial, Inc.                                  254,220
    11,900   Archstone-Smith Trust, REIT                                 624,393
     9,800   Ares Capital Corp.                                          159,838
     8,960   Associated Banc-Corp. (O)                                   280,986
     8,300   Assured Guaranty, Ltd. (O)                                  211,650
     4,600   Bank of America Corp.                                       237,038
     2,000   Bear Stearns Cos., Inc.                                     283,740
     4,100   Boston Properties, Inc., REIT                               402,620
     5,000   Capital One Financial Corp.                                 386,750
     7,600   CIT Group, Inc.                                             348,916
    14,300   Colonial BancGroup, Inc.                                    363,220
     7,200   Compass Bancshares, Inc.                                    424,368
     2,900   Cousins Properties, Inc., REIT (O)                           92,133
     4,775   Delphi Financial Group, Class A                             181,880
     5,700   Equity Inns, Inc., REIT                                      89,889
     6,600   Equity Residential, REIT                                    306,966
     3,600   Everest Re Group, Ltd.                                      340,596
     5,000   Federated Investors, Inc., Class B                          155,050
     2,600   First Midwest Bancorp, Inc.                                  92,820
     5,200   General Growth Properties, Inc., REIT                       237,328
     4,300   Hartford Financial Services Group, Inc.                     364,812
     1,700   Innkeepers USA Trust, REIT                                   28,679
     4,400   International Bancshares Corp. (O)                          127,468
     2,300   IPC Holdings, Ltd. (O)                                       66,125
    10,000   iStar Financial, Inc., REIT (O)                             397,600
     5,400   J.P. Morgan Chase & Co.                                     246,348
     7,300   Janus Capital Group, Inc.                                   118,187
     9,600   Keycorp                                                     354,240
    15,600   Kimco Realty Corp., REIT                                    612,144
     2,000   Legg Mason, Inc.                                            166,940

                 See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)
             FINANCIALS (CONTINUED)
     4,600   Lincoln National Corp.                                 $    260,728
     3,900   M&T Bank Corp.                                              475,488
    11,000   Marshall & Ilsley Corp.                                     516,670
     3,000   MB Financial, Inc.                                          106,680
     3,000   MBIA, Inc.                                                  176,430
     8,200   Medical Properties Trust, Inc., REIT                        100,040
     6,700   Mellon Financial Corp.                                      234,500
     3,300   Merrill Lynch & Co., Inc.                                   240,306
     5,800   NewAlliance Bancshares, Inc.                                 81,838
     4,800   PartnerRe, Ltd.                                             298,224
     1,900   Pennsylvania Real Estate
             Investment Trust, REIT (O)                                   74,822
     5,600   Platinum Underwriters Holdings, Ltd. (Bermuda)              158,424
     4,100   Principal Financial Group, Inc.                             221,400
    12,900   Prologis, REIT                                              714,015
     1,600   PS Business Parks, Inc., REIT                                96,000
     4,800   Radian Group, Inc.                                          295,344
     3,100   RAIT Investment Trust, REIT (O)                              87,637
     8,400   Realty Income Corp., REIT (O)                               192,192
     5,100   Reinsurance Group of America, Inc.                          252,807
     7,200   RenaissanceRe Holdings, Ltd. (O)                            373,032
     3,100   Safeco Corp.                                                166,532
     5,900   Scottish Re Group, Ltd. (O)                                  23,541
     6,000   Simon Property Group, Inc., REIT                            513,180
     6,000   TCF Financial Corp. (O)                                     161,460
     8,500   Thornburg Mortgage, Inc., REIT (O)                          217,600
     9,200   Universal American Financial Corp. *                        114,080
    18,600   UnumProvident Corp. (O)                                     301,878
     9,300   U-Store-It Trust, REIT (O)                                  177,258
     4,100   Ventas, Inc., REIT                                          146,493
     6,100   Vornado Realty Trust, REIT                                  637,755
     5,700   Washington Mutual, Inc. (O)                                 254,790
     3,000   Webster Financial Corp.                                     141,480
     2,100   Westamerica Bancorp. (O)                                    101,031
     5,803   Zions Bancorp.                                              476,658
                                                                    ------------
                                                                      16,347,257
                                                                    ------------
             HEALTH CARE - 4.11%
     4,400   AmerisourceBergen Corp.                                     189,200
     4,000   Amsurg Corp. (O) *                                           88,680
     2,900   Becton Dickinson & Co.                                      191,168
     6,000   Charles River Laboratories
             International, Inc. (O) *                                   213,000
     3,500   Cigna Corp.                                                 319,375
     3,800   Dentsply International, Inc. (O)                            118,940
     4,516   Fisher Scientific International, Inc. *                     334,681
     7,500   Health Management Associates,
             Inc., Class A (O)                                           152,475
    14,100   Millennium Pharmaceuticals, Inc. *                          138,462
     5,400   Omnicare, Inc. (O)                                          244,404
     5,800   Triad Hospitals, Inc. *                                     226,026
     3,000   Varian, Inc. *                                              134,940
                                                                    ------------
                                                                       2,351,351
                                                                    ------------

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
             INDUSTRIALS - 8.24%
     6,100   Acuity Brands, Inc.                                    $    266,753
    10,600   Airtran Holdings, Inc. (O) *                                132,924
     2,100   Albany International Corp., Class A                          75,453
     1,900   Avery Dennison Corp.                                        111,397
     7,000   Belden CDT, Inc. (O)                                        227,150
     3,700   Carlisle Cos., Inc.                                         295,593
     4,000   CSX Corp.                                                   242,720
     6,400   Eaton Corp.                                                 410,240
     4,387   Genesee & Wyoming, Inc., Class A *                          115,422
     1,900   Graco, Inc.                                                  74,651
     5,400   Ingersoll-Rand Co., Ltd., Class A                           193,320
     3,500   Manpower, Inc.                                              208,180
     7,700   Masco Corp.                                                 205,821
     4,000   Mueller Industries, Inc.                                    146,960
     5,000   Parker Hannifin Corp.                                       361,200
     5,400   Pitney Bowes, Inc.                                          223,128
     7,200   R.R. Donnelley & Sons Co.                                   210,168
     2,900   Republic Services, Inc.                                     116,464
     5,000   Simpson Manufacturing Co., Inc. (O)                         140,000
     1,300   Textron, Inc.                                               116,883
     7,600   Timken Co. (O)                                              244,720
     4,100   United Stationers, Inc. *                                   201,597
     4,600   W.W. Grainger, Inc.                                         285,614
     2,600   YRC Worldwide, Inc. (O) *                                   103,428
                                                                    ------------
                                                                       4,709,786
                                                                    ------------
             INFORMATION TECHNOLOGY - 7.68%
     5,100   Affiliated Computer Services,
             Inc., Class A *                                             259,743
    10,000   Arrow Electronics, Inc. *                                   282,600
     8,300   ATMI, Inc. (O) *                                            220,531
    18,600   Avaya, Inc. *                                               172,236
     5,800   Computer Sciences Corp. (O) *                               303,862
    14,400   Convergys Corp. *                                           274,752
     2,600   Diebold, Inc. (O)                                           105,040
     6,200   Electronic Data Systems Corp.                               148,180
     4,300   Electronics for Imaging *                                    86,774
     3,900   Intergraph Corp. *                                          138,567
     8,300   Intersil Corp., Class A                                     195,133
     7,100   Juniper Networks, Inc. *                                     95,495
    21,200   LSI Logic Corp. (O) *                                       173,840
    78,000   Lucent Technologies, Inc. *                                 166,140
     3,600   MAXIMUS, Inc.                                                97,704
     7,000   Molex, Inc.                                                 222,040
     7,400   NAM TAI Electronics, Inc.                                   126,614
    16,600   Reynolds and Reynolds Co., Class A                          587,474
    27,100   Tellabs, Inc. *                                             254,740
     8,000   Varian Semiconductor Equipment
             Associates, Inc. (O) *                                      253,600
    16,000   Xerox Corp. *                                               225,440
                                                                    ------------
                                                                       4,390,505
                                                                    ------------
             MATERIALS - 5.42%
     7,500   Air Products & Chemicals, Inc.                              479,475
     2,600   Aptargroup, Inc.                                            133,900
     2,300   Ashland, Inc. (O)                                           152,973
     3,300   Bemis Co. (O)                                               101,310
     5,100   Compass Minerals International, Inc. (O)                    136,221

                 See accompanying Notes to Financial Statements.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)
             MATERIALS (CONTINUED)
     4,500   Dow Chemical Co.                                         $  155,610
     2,000   Inco, Ltd.                                                  155,540
       800   Martin Marietta Materials, Inc.                              64,416
    12,500   Novelis, Inc.                                               246,375
     3,200   Nucor Corp.                                                 170,144
     1,300   Phelps Dodge Corp.                                          113,542
     8,800   PPG Industries, Inc.                                        541,552
     8,600   Rohm & Haas Co.                                             396,632
    16,900   Smurfit-Stone Container Corp. *                             171,028
     1,300   United States Steel Corp.                                    81,991
                                                                    ------------
                                                                       3,100,709
                                                                    ------------
             TELECOMMUNICATION SERVICES - 1.70%
    17,400   Citizens Communications Co.                                 223,242
     5,800   NeuStar, Inc. *                                             178,988
     3,800   NII Holdings, Inc. (O) *                                    200,564
    21,100   Qwest Communications International, Inc. (O) *              168,589
    16,200   Windstream Corp.                                            202,986
                                                                    ------------
                                                                         974,369
                                                                    ------------
             UTILITIES - 13.37%
    16,300   AES Corp. *                                                 323,718
     3,300   Alliant Energy Corp.                                        119,394
     8,600   Ameren Corp. (O)                                            442,900
    16,800   American Electric Power Co., Inc.                           606,816
     3,400   Atmos Energy Corp.                                           97,818
     4,600   Consolidated Edison, Inc. (O)                               215,602
    10,100   Constellation Energy Group, Inc.                            584,891
    12,900   Edison International                                        533,802
     9,100   Entergy Corp.                                               701,610
     1,700   New Jersey Resources Corp. (O)                               84,881
    11,700   NSTAR                                                       364,689
    16,700   PG&E Corp. (O)                                              696,056
     6,750   PNM Resources, Inc. (O)                                     180,967
    18,600   PPL Corp.                                                   632,772
     5,900   Progress Energy, Inc.                                       256,945
     5,700   Public Service Enterprise Group, Inc.                       384,351
     2,800   SCANA Corp.                                                 111,972
    10,200   Sempra Energy                                               492,252
     5,900   UGI Corp.                                                   146,615
     6,600   Westar Energy, Inc.                                         152,460
     2,400   WGL Holdings, Inc. (O)                                       72,072
    22,100   Xcel Energy, Inc. (O)                                       442,884
                                                                    ------------
                                                                       7,645,467
                                                                    ------------
             TOTAL COMMON STOCKS                                      54,451,926
             (Cost $49,326,834)
                                                                    ------------

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
INVESTMENT COMPANIES - 23.06%
     7,500   Consumer Discretionary Select
             Sector SPDR Fund (O)                                   $    242,100
     9,200   Health Care Select Sector SPDR Fund                         293,204
     2,800   iShares Dow Jones U.S. Industrial
             Sector Index Fund (O)                                       231,812
    22,500   iShares Russell 1000 Growth Index
             Fund                                                      1,110,825
     2,000   iShares Russell Midcap Value Index
             Fund (O)                                                    262,620
     3,100   Pharmaceutical HOLDRs Trust                                 231,942
 1,060,136   SSgA Prime Money Market Fund                              1,060,136
 9,756,490   State Street Navigator Securities
             Lending Portfolio (I)                                     9,756,490
                                                                    ------------
             TOTAL INVESTMENT COMPANIES                               13,189,129
             (Cost $12,961,065)
                                                                    ------------
TOTAL INVESTMENTS - 118.27%                                           67,641,055
(Cost $62,287,899**)
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (18.27)%                          (10,451,651)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 57,189,404
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $62,393,952.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

                 See accompanying Notes to Financial Statements.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 98.56%
            CONSUMER DISCRETIONARY - 18.57%
    19,000  Abercrombie & Fitch Co., Class A                         $ 1,006,240
    19,400  Career Education Corp. *                                     552,124
     4,500  Coach, Inc. *                                                129,195
    26,400  Coldwater Creek, Inc. *                                      526,152
     3,200  Fossil, Inc. *                                                58,112
     7,200  ITT Educational Services, Inc. *                             485,424
    27,600  JOS A Bank Clothiers, Inc. *                                 694,968
    10,100  Michaels Stores, Inc.                                        428,442
    25,100  O'Reilly Automotive, Inc. *                                  711,585
    48,000  Penn National Gaming, Inc. *                               1,587,360
    13,800  Priceline.com, Inc. *                                        370,944
    26,300  Rare Hospitality International, Inc. *                       691,690
    13,300  Scientific Games Corp. A *                                   451,801
    11,900  Shuffle Master, Inc. *                                       346,885
    14,900  Steiner Leisure, Ltd. *                                      598,682
     7,600  Zumiez, Inc. *                                               227,468
                                                                     -----------
                                                                       8,867,072
                                                                     -----------
            ENERGY - 10.77%
    32,600  Chesapeake Energy Corp.                                    1,072,540
    25,600  Noble Energy, Inc.                                         1,295,616
    51,300  Patterson-UTI Energy, Inc.                                 1,452,816
     8,400  Plains Exploration & Production Co. *                        369,264
    31,900  Pride International, Inc. *                                  952,853
                                                                     -----------
                                                                       5,143,089
                                                                     -----------
            FINANCIALS - 13.29%
    11,430  Affiliated Managers Group, Inc. *                          1,046,417
    64,500  E*Trade Financial Corp. *                                  1,503,495
    10,700  First Marblehead Corp.                                       490,060
    19,500  Nasdaq Stock Market, Inc. *                                  536,835
    24,590  Nuveen Investments, Inc., Class A                          1,167,779
    16,200  optionsXpress Holdings, Inc.                                 424,116
    32,700  WR Berkley Corp.                                           1,177,200
                                                                     -----------
                                                                       6,345,902
                                                                     -----------
            HEALTH CARE - 15.52%
    18,700  Amedisys, Inc. *                                             714,153
    22,800  Biomet, Inc.                                                 751,032
     2,800  Biovail Corp.                                                 62,132
     9,200  Celgene Corp. *                                              440,588
     5,700  Cephalon, Inc. *                                             374,718
    17,800  Coventry Health Care, Inc. *                                 938,060
     6,000  Fisher Scientific International, Inc. *                      444,660
    26,700  Health Net, Inc. *                                         1,120,599
    13,800  Kinetic Concepts, Inc. *                                     614,928
    19,600  Omnicare, Inc.                                               887,096
    13,700  Patterson Cos., Inc. *                                       455,662
    15,000  Waters Corp. *                                               610,200
                                                                     -----------
                                                                       7,413,828
                                                                     -----------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
            INDUSTRIALS - 12.65%
    16,600  DRS Technologies, Inc.                                   $   768,414
    12,000  Fastenal Co.                                                 426,840
    21,100  Flir Systems, Inc. *                                         506,611
     1,600  Gol Linhas Aereas Inteligentes S.A., ADR                      51,232
    20,500  Graco, Inc.                                                  805,445
    10,700  Monster Worldwide, Inc. *                                    428,000
    15,900  Oshkosh Truck Corp.                                          681,792
    17,200  Precision Castparts Corp.                                  1,025,980
    19,900  Resources Connection, Inc. *                                 471,033
    19,600  Terex Corp. *                                                878,864
                                                                     -----------
                                                                       6,044,211
                                                                     -----------
            INFORMATION TECHNOLOGY - 26.34%
     6,400  Akamai Technologies, Inc. *                                  253,632
    31,800  Alliance Data Systems Corp. *                              1,631,976
    20,100  Amphenol Corp.                                             1,127,208
    22,800  Autodesk, Inc. *                                             777,708
    19,300  Avid Technology, Inc. *                                      680,132
    30,000  Benchmark Electronics, Inc. *                                729,900
     7,800  CDW Corp.                                                    460,824
     7,600  Cognizant Technology Solutions Corp., Class A *              497,724
    12,900  DST Systems, Inc. *                                          726,399
    33,500  Foundry Networks, Inc. *                                     347,060
    29,300  Intuit, Inc. *                                               904,491
    26,000  Kanbay International, Inc. *                                 377,000
    15,600  Lam Research Corp. *                                         648,804
     8,500  MEMC Electronic Materials, Inc. *                            258,570
    33,900  Polycom, Inc. *                                              752,580
    41,500  QLogic Corp. *                                               725,835
    53,000  Varian Semiconductor Equipment Associates, Inc. *          1,680,100
                                                                     -----------
                                                                      12,579,943
                                                                     -----------
            TELECOMMUNICATION SERVICES - 1.42%
    16,700  NeuStar, Inc. *                                              515,362
    11,500  Syniverse Holdings, Inc. *                                   160,770
                                                                     -----------
                                                                         676,132
                                                                     -----------
            TOTAL COMMON STOCKS
               (Cost $48,478,410)                                     47,070,177
                                                                     -----------
INVESTMENT COMPANY - 2.14%
 1,020,394  SSgA Prime Money Market Fund                               1,020,394
                                                                     -----------
            TOTAL INVESTMENT COMPANY
               (Cost $1,020,394)                                       1,020,394
                                                                     -----------
TOTAL INVESTMENTS - 100.70%
   (Cost $49,498,804**)                                               48,090,571
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (0.70)%                              (332,960)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $47,757,611
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $49,679,988.

                 See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 95.55%
            ARGENTINA - 0.14%
     6,400  Banco Macro Bansud S.A., ADR                             $   129,280
                                                                     -----------
            AUSTRALIA - 0.86%
    17,180  ABC Learning Centres, Ltd.                                    82,545
    80,518  BlueScope Steel, Ltd.                                        422,652
    13,700  James Hardie Industries N.V.                                  73,488
    31,349  John Fairfax Holdings, Ltd.                                   96,091
    43,663  Macquarie Infrastructure Group                                91,008
    14,554  Sydney Roads Group (L)                                        12,826
                                                                     -----------
                                                                         778,610
                                                                     -----------
            AUSTRIA - 0.25%
     6,817  CAT Oil AG *                                                 135,829
     2,970  Oesterreichische Post AG *                                    90,827
                                                                     -----------
                                                                         226,656
                                                                     -----------
            BELGIUM - 1.26%
    21,600  InBev N.V.                                                 1,133,093
                                                                     -----------
            BRAZIL - 1.22%
     5,000  Brasil Telecom Participacoes S.A., ADR                       156,100
    27,700  Cia de Concessoes Rodoviarias                                260,324
     9,600  Grendene S.A.                                                 80,515
     3,900  Petroleo Brasileiro S.A., ADR                                358,332
     9,300  Souza Cruz S.A.                                              148,304
     6,300  Ultrapar Participacoes S.A., ADR                              94,563
                                                                     -----------
                                                                       1,098,138
                                                                     -----------
            CHILE - 0.05%
     2,000  AFP Provida S.A., ADR                                         48,900
                                                                     -----------
            CHINA - 0.22%
     2,060  CNOOC, Ltd., ADR                                             176,872
    29,000  People's Food Holdings, Ltd.                                  18,546
                                                                     -----------
                                                                         195,418
                                                                     -----------
            EGYPT - 0.62%
     3,045  Eastern Tobacco                                              152,686
     6,380  Orascom Construction Industries                              243,315
     3,500  Orascom Telecom Holding S.A.E.                               167,573
                                                                     -----------
                                                                         563,574
                                                                     -----------
            FINLAND - 0.16%
     7,500  Sampo OYJ                                                    141,388
                                                                     -----------
            FRANCE - 13.30%
    36,051  AXA S.A.                                                   1,242,370
    15,106  BNP Paribas                                                1,469,178
     2,100  Carbone Lorraine                                             109,894
    54,042  France Telecom S.A.                                        1,131,215
     6,908  Lafarge S.A.                                                 834,972
    11,700  Lagardere S.C.A.                                             819,838
     2,200  Neopost S.A.                                                 239,379
    20,171  Sanofi-Aventis                                             1,916,735
     6,935  Schneider Electric S.A.                                      712,545

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
            FRANCE (CONTINUED)
    33,925  Total S.A.                                               $ 2,305,735
    36,000  Vivendi                                                    1,218,097
                                                                     -----------
                                                                      11,999,958
                                                                     -----------
            GERMANY - 8.56%
     6,800  Allianz AG                                                 1,067,366
    19,700  Bayerische Motoren Werke AG                                1,016,073
    28,490  Commerzbank AG                                               997,807
     4,044  Demag Cranes AG *                                            125,013
     6,300  Deutsche Bank AG                                             725,701
     3,026  DIC Asset AG                                                  87,286
     1,100  Fielmann AG                                                  107,124
     6,182  Fresenius Medical Care AG & Co. KGaA                         740,119
    23,401  KarstadtQuelle AG *                                          550,166
       262  Puma AG Rudolf Dassler Sport                                  94,941
    10,686  Siemens AG                                                   860,762
     2,411  Techem AG                                                    110,782
    16,525  Volkswagen AG                                              1,239,137
                                                                     -----------
                                                                       7,722,277
                                                                     -----------
            GREECE - 0.29%
     4,234  OPAP S.A.                                                    153,584
     4,225  Piraeus Bank S.A.                                            105,694
                                                                     -----------
                                                                         259,278
                                                                     -----------
            HONG KONG - 0.66%
    43,500  China Netcom Group Corp., Hong Kong, Ltd.                     79,267
    24,100  Esprit Holdings, Ltd.                                        183,292
    83,000  Hutchison Telecommunications International, Ltd. *           144,196
   199,000  Pacific Basin Shipping, Ltd.                                 102,436
   173,000  SA SA International Holdings, Ltd.                            58,997
    44,600  Texwinca Holdings, Ltd.                                       28,640
                                                                     -----------
                                                                         596,828
                                                                     -----------
            HUNGARY - 0.26%
       900  MOL Hungarian Oil and Gas NyRt.                               99,724
       620  Richter Gedeon NyRt.                                         131,006
                                                                     -----------
                                                                         230,730
                                                                     -----------
            INDIA - 0.87%
     7,200  Hero Honda Motors, Ltd. *                                    108,426
    18,600  Hindustan Lever, Ltd.                                         92,320
     5,122  Oil & Natural Gas Corp., Ltd.                                129,097
    12,002  Satyam Computer Services, Ltd.                               194,613
    15,114  State Bank of India, Ltd.                                    264,901
                                                                     -----------
                                                                         789,357
                                                                     -----------
            INDONESIA - 0.66%
   635,000  Bank Mandiri Persero Tbk PT                                  122,881
     9,600  Telekomunikasi Indonesia Tbk PT, ADR                         319,968
   244,500  United Tractors Tbk PT                                       150,544
                                                                     -----------
                                                                         593,393
                                                                     -----------

                 See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)
            IRELAND - 2.34%
    11,166  Anglo Irish Bank Corp. PLC                               $   162,755
    55,135  Bank of Ireland                                              971,494
    22,687  CRH PLC                                                      729,762
     5,000  DCC PLC                                                      119,977
     5,542  Irish Life & Permanent PLC                                   127,763
                                                                     -----------
                                                                       2,111,751
                                                                     -----------
            ISRAEL - 0.56%
    62,700  Bank Hapoalim B.M.                                           280,539
    48,346  Israel Chemicals, Ltd.                                       228,981
                                                                     -----------
                                                                         509,520
                                                                     -----------
            ITALY - 7.41%
    31,617  Banco Popolare di Verona e Novara
            S.c.r.l.                                                     899,902
    86,055  Capitalia SpA                                                721,625
   116,850  Enel SpA                                                   1,030,568
    32,300  ENI SpA                                                      989,839
     2,700  Lottomatica SpA                                              100,283
    85,743  Mediaset SpA                                                 971,810
    14,500  Piaggio & C SpA *                                             50,895
   225,000  Telecom Italia SpA                                           604,511
   170,741  UniCredito Italiano SpA                                    1,313,000
                                                                     -----------
                                                                       6,682,433
                                                                     -----------
            JAPAN - 17.90%
     3,100  ABC-Mart, Inc.                                                66,220
     2,900  Aoyama Trading Co., Ltd.                                      90,451
     3,500  Asahi Pretec Corp.                                           126,594
     9,200  Asia Securities Printing Co., Ltd.                            84,477
    20,000  Bosch Corp.                                                   99,598
     6,000  Chiyoda Corp.                                                115,324
     2,000  Daito Trust Construction Co., Ltd.                           108,859
    11,600  Dodwell BMS, Ltd.                                             75,604
     4,200  Don Quijote Co., Ltd.                                         77,975
       165  eAccess, Ltd.                                                102,783
       141  East Japan Railway Co.                                     1,050,786
     2,800  Eizo Nanao Corp.                                              77,547
     4,000  Hisamitsu Pharmaceutical Co., Inc.                           127,206
     1,800  Hogy Medical Co., Ltd.                                        81,933
    23,300  Hoya Corp.                                                   816,294
     8,200  Ichiyoshi Securities Co., Ltd.                               121,718
     2,800  Ito En, Ltd.                                                 101,275
     4,000  JSR Corp.                                                     94,356
     2,600  Keyence Corp.                                                594,461
       130  KK DaVinci Advisors *                                        108,466
     2,500  Mars Engineering Corp.                                        69,020
    19,700  Marui Co., Ltd.                                              280,715
       128  Mitsubishi UFJ Financial Group, Inc.                       1,811,637
    10,000  Nidec Corp.                                                  711,165
   155,000  Nissan Motor Co., Ltd.                                     1,673,772
     7,700  Nissen Co., Ltd.                                              52,271
        86  NIWS Co., HQ, Ltd. *                                          60,559
    64,000  Nomura Holdings, Inc.                                      1,137,865
     7,500  OSG Corp.                                                    130,460
     2,800  Rinnai Corp.                                                  69,719

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
            JAPAN (CONTINUED)
     1,700  Secom Techno Service Co., Ltd.                           $    74,262
     3,400  Shoei Co., Ltd.                                               98,323
        87  Sumitomo Mitsui Financial Group, Inc.                        927,311
    79,000  Sumitomo Trust & Banking Co., Ltd.                           839,970
    10,000  Suruga Bank, Ltd.                                            138,476
     4,000  Takamatsu Corp.                                               69,474
    19,500  Takeda Pharmaceutical Co., Ltd.                            1,260,702
    25,900  THK Co., Ltd.                                                690,154
   204,000  Tokyo Gas Co., Ltd.                                        1,015,901
     1,100  USS Co., Ltd.                                                 73,231
    57,000  Yamato Holdings Co., Ltd.                                    841,604
                                                                     -----------
                                                                      16,148,518
                                                                     -----------
            MEXICO - 1.00%
    10,740  Cemex S.A. de C.V., ADR *                                    304,157
     5,540  Desarrolladora Homex S.A. de C.V.,
            ADR *                                                        204,980
    39,900  Grupo Mexico SAB de C.V.                                     129,388
     6,800  Grupo Televisa S.A., ADR                                     125,936
    35,800  Kimberly-Clark de Mexico S.A. de
            C.V., Class A                                                134,457
                                                                     -----------
                                                                         898,918
                                                                     -----------
            MOROCCO - 0.15%
    10,545  Maroc Telecom                                                137,956
                                                                     -----------
            NETHERLANDS - 2.12%
     2,040  Boskalis Westminster                                         129,407
     4,892  Fugro N.V.                                                   209,733
     1,335  Hunter Douglas N.V.                                           92,523
     3,528  SBM Offshore N.V.                                             97,174
    32,750  TNT N.V.                                                   1,169,577
     7,400  Trader Media East Ltd., GDR *                                 54,020
     2,245  USG People N.V.                                              157,167
                                                                     -----------
                                                                       1,909,601
                                                                     -----------
            NORWAY - 1.34%
     6,600  Acergy S.A. *                                                112,469
    37,150  Statoil ASA                                                1,100,325
                                                                     -----------
                                                                       1,212,794
                                                                     -----------
            PERU - 0.15%
     4,500  Credicorp, Ltd.                                              138,555
                                                                     -----------
            PHILIPPINES - 0.20%
     4,700  Philippine Long Distance Telephone Co., ADR                  184,193
                                                                     -----------
            RUSSIA - 0.37%
     4,300  Evraz Group S.A., GDR                                        103,200
     7,200  Mobile Telesystems OJSC, ADR                                 229,968
                                                                     -----------
                                                                         333,168
                                                                     -----------
            SOUTH AFRICA - 1.07%
    11,426  Aquarius Platinum, Ltd.                                      190,951
    39,300  Edgars Consolidated Stores, Ltd.                             156,207
    10,436  Kumba Resources, Ltd.                                        192,931
    47,398  Murray & Roberts Holdings, Ltd.                              172,580

                 See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)
            SOUTH AFRICA (CONTINUED)
    22,570  Sanlam, Ltd.                                             $    50,071
    67,296  Steinhoff International Holdings, Ltd.                       207,027
                                                                     -----------
                                                                         969,767
                                                                     -----------
            SOUTH KOREA - 2.16%
       650  Hite Brewery Co., Ltd.                                        77,243
       900  Hyundai Motor Co.                                             68,883
     9,300  Kangwon Land, Inc.                                           164,072
     5,586  Kookmin Bank                                                 487,773
     4,740  KT Corp., ADR                                                102,242
     1,710  LG Electronics, Inc.                                         100,262
     2,600  LG Household & Health Care, Ltd.                             200,628
     1,579  Samsung Electronics Co., Ltd., GDR (C)                       502,517
     2,310  Shinhan Financial Group Co., Ltd.                            113,674
     1,900  SK Corp.                                                     133,085
                                                                     -----------
                                                                       1,950,379
                                                                     -----------
            SPAIN - 1.97%
     3,100  Abengoa S.A.                                                  72,763
    66,335  Banco Bilbao Vizcaya Argentaria S.A.                       1,408,854
     1,200  Bolsas y Mercados Espanoles *                                 43,238
     6,400  Indra Sistemas S.A.                                          128,248
     4,900  Prosegur Cia de Seguridad S.A.                               121,330
                                                                     -----------
                                                                       1,774,433
                                                                     -----------
            SWEDEN - 1.16%
    11,180  Elekta AB, Class B                                           182,027
     6,200  Getinge AB                                                   111,684
     4,400  Lindex AB                                                     59,140
     5,750  Swedish Match AB                                              94,813
   190,000  Telefonaktiebolaget LM Ericsson                              597,633
                                                                     -----------
                                                                       1,045,297
                                                                     -----------
            SWITZERLAND - 8.46%
    18,186  Compagnie Financiere Richemont AG, Class A                   819,655
    28,118  Credit Suisse Group                                        1,574,416
       100  Geberit AG                                                   111,743
     8,200  Julius Baer Holding AG                                       760,468
     3,117  Nestle S.A.                                                1,020,732
    38,685  Novartis AG                                                2,195,941
        83  Sika AG *                                                     95,510
     4,697  Zurich Financial Services AG                               1,053,716
                                                                     -----------
                                                                       7,632,181
                                                                     -----------
            TAIWAN - 1.13%
    40,186  Advantech Co., Ltd.                                          122,709
   293,214  Chinatrust Financial Holding Co.                             228,311
     1,800  Chunghwa Telecom Co., Ltd., ADR                               33,426
   216,100  Fubon Financial Holding Co., Ltd.                            170,906
    37,100  HON HAI Precision Industry Co., Ltd.                         219,775
   118,808  Taiwan Semiconductor Manufacturing Co., Ltd.                 198,805
     5,459  Taiwan Semiconductor Manufacturing Co., Ltd., ADR             47,329
                                                                     -----------
                                                                       1,021,261
                                                                     -----------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
            THAILAND - 0.07%
    93,300  Thai Union Frozen Products PCL                           $    59,176
                                                                     -----------
            TURKEY - 0.49%
    15,106  Enka Insaat ve Sanayi AS                                     117,234
    25,822  Turkcell Iletisim Hizmet AS                                  115,747
    18,389  Turkcell Iletisim Hizmet AS, ADR                             209,451
                                                                     -----------
                                                                         442,432
                                                                     -----------
            UNITED KINGDOM - 16.12%
   134,100  BAE Systems PLC                                              895,051
   120,899  Barclays PLC                                               1,418,499
    58,300  BP PLC                                                       702,546
     7,626  Bunzl PLC                                                     88,905
    13,867  Cattles PLC                                                   86,402
    99,500  Diageo PLC                                                 1,749,280
    22,400  Enodis PLC                                                    91,024
     5,900  Enterprise Inns PLC                                          107,143
    18,448  Erinaceous Group PLC                                          98,574
    14,560  Filtrona PLC                                                  77,255
    81,424  Gallaher Group PLC                                         1,356,189
    27,732  Imperial Tobacco Group PLC                                   906,705
     9,100  Intertek Group PLC                                           111,275
    70,800  Lloyds TSB Group PLC                                         712,966
     3,985  Man Group PLC                                                182,714
    61,493  Marks & Spencer Group PLC                                    685,303
   136,335  National Grid PLC                                          1,552,486
     6,700  Northgate PLC                                                123,298
   218,478  Old Mutual PLC                                               661,255
     6,200  Premier Oil PLC *                                            113,865
    19,600  Reckitt Benckiser PLC                                        786,569
    53,431  Regus Group PLC *                                             96,830
     6,400  Signet Group PLC, ADR                                        120,960
   169,100  Tesco PLC                                                  1,135,767
   270,300  Vodafone Group PLC                                           587,064
     8,900  William Hill PLC                                              98,271
                                                                     -----------
                                                                      14,546,196
                                                                     -----------
            TOTAL COMMON STOCKS
               (Cost $71,314,188)                                     86,215,407
                                                                     -----------
COMMON STOCK UNIT - 0.16%
            IRELAND - 0.16%
    11,200  Grafton Group PLC *                                          142,522
                                                                     -----------
            TOTAL COMMON STOCK UNIT
               (Cost $113,763)                                           142,522
                                                                     -----------
PREFERRED STOCKS - 1.79%
            BRAZIL - 1.36%
 3,700,000  AES Tiete S.A.                                                92,194
     7,300  Bradespar S.A.                                               251,609
     4,500  Cia de Bebidas das Americas, ADR                             181,125
    15,192  Cia Vale do Rio Doce                                         302,304
    11,400  Iochpe Maxion S.A.                                            96,397
    73,600  Klabin S.A.                                                  159,647
     7,300  Telemar Norte Leste S.A.                                     144,222
                                                                     -----------
                                                                       1,227,498
                                                                     -----------

                 See accompanying Notes to Financial Statements.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
PREFERRED STOCKS (CONTINUED)
            GREECE - 0.11%
     3,712  Motor Oil Hellas Corinth Refineries S.A.                 $   103,284
                                                                     -----------
            SOUTH KOREA - 0.30%
     2,350  Hyundai Motor Co.                                            107,523
     9,300  Lotte Shopping Co., Ltd., GDR (C) *                          158,844
                                                                     -----------
                                                                         266,367
                                                                     -----------
            UNITED KINGDOM - 0.02%
   308,914  Vodafone Group PLC, Series C (L)                              14,890
                                                                     -----------
            TOTAL PREFERRED STOCKS
               (Cost $1,467,310)                                       1,612,039
                                                                     -----------

WARRANTS AND RIGHTS - 0.00%
            JAPAN - 0.00%
       240  Belluna Co., Ltd. Exp. 12/31/30
               (Exercise Price $31.99) (L) *                                   0
                                                                     -----------
            TOTAL WARRANTS AND RIGHTS
               (Cost $227)                                                     0
                                                                     -----------

Par Value
---------
CERTIFICATE OF DEPOSIT - 2.50%
            UNITED STATES - 2.50%
$2,259,635  State Street Eurodollar
            2.800%, due 08/01/06                                       2,259,635
                                                                     -----------
            TOTAL CERTIFICATE OF DEPOSIT
               (Cost $2,259,635)                                       2,259,635
                                                                     -----------
TOTAL INVESTMENTS - 100.00%
   (Cost $75,155,123**)                                               90,229,603
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.00%                                   4,069
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $90,233,672
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $75,183,902.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note x).

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

                                                                        % of Net
                                                                         Assets
                                                                        --------
Industry Concentration as a Percentage of Net Assets
Banks                                                                     18.8%
Oil, Gas & Consumable Fuels                                                7.0%
Pharmaceuticals                                                            6.2%
Automobiles                                                                4.7%
Insurance                                                                  4.7%
Diversified Financial Services                                             4.4%
Beverages                                                                  3.6%
Diversified Telecommunication Services                                     3.6%
Media                                                                      3.6%
Electronic Equipment & Instruments                                         3.2%
Electric Utilities                                                         3.0%
Tobacco                                                                    2.9%
Net Other Assets & Liabilities                                             2.5%
Construction Materials                                                     2.1%
Multiline Retail                                                           2.1%
Road & Rail                                                                2.1%
Electrical Equipment                                                       1.9%
Metals & Mining                                                            1.5%
Air Freight & Logistics                                                    1.4%
Commercial Services & Supplies                                             1.3%
Food & Staples Retailing                                                   1.3%
Machinery                                                                  1.3%
Wireless Telecommunication Services                                        1.3%
Food Products                                                              1.2%
Gas Utilities                                                              1.1%
Household Products                                                         1.1%
Textiles, Apparel & Luxury Goods                                           1.1%
Aerospace & Defense                                                        1.0%
Construction & Engineering                                                 0.9%
Health Care Providers & Services                                           0.8%
Household Durables                                                         0.8%
Communications Equipment                                                   0.7%
Hotels, Restaurants & Leisure                                              0.7%
Specialty Retail                                                           0.6%
Building Products                                                          0.5%
Chemicals                                                                  0.5%
Energy Equipment & Services                                                0.5%
Real Estate Management & Development                                       0.5%
Distributors                                                               0.4%
Health Care Equipment & Supplies                                           0.4%
IT Services                                                                0.4%
Transportation Infrastructure                                              0.4%
Office Electronics                                                         0.3%
Semiconductors & Semiconductor Equipment                                   0.3%
Auto Components                                                            0.2%
Industrial Conglomerates                                                   0.2%
Paper & Forest Products                                                    0.2%
Personal Products                                                          0.2%
Computers & Peripherals                                                    0.1%
Internet Software & Services                                               0.1%
Internet & Catalog Retail                                                  0.1%
Leisure Equipment & Products                                               0.1%
Marine                                                                     0.1%
                                                                         -----
                                                                         100.0%
                                                                         =====

                 See accompanying Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
INVESTMENTS IN UNDERLYING FUNDS - 97.23%
             DEBT SECURITIES - 52.88%
    56,627   MEMBERS Bond Fund Class Y                                $  548,719
     7,183   MEMBERS High Income Fund Class Y                             52,003
                                                                      ----------
                                                                         600,722
                                                                      ----------
             EQUITY SECURITIES - 32.73%
     3,682   MEMBERS International Stock Fund Class Y                     53,900
     8,718   MEMBERS Large Cap Growth Fund Class Y                       117,076
    11,279   MEMBERS Large Cap Value Fund Class Y                        163,427
     6,578   MEMBERS Mid Cap Growth Fund Class Y                          37,362
                                                                      ----------
                                                                         371,765
                                                                      ----------
             MONEY MARKET - 11.62%
   131,955   MEMBERS Cash Reserves Fund Class Y                          131,955
                                                                      ----------
             TOTAL INVESTMENTS IN UNDERLYING FUNDS
             (Cost $1,098,222)                                         1,104,442
                                                                      ----------
TOTAL INVESTMENTS - 97.23%
(Cost $1,098,222**)                                                    1,104,442
                                                                      ----------
NET OTHER ASSETS AND LIABILITIES - 2.77%                                  31,529
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $1,135,971
                                                                      ==========

----------
**   Aggregate cost for Federal tax purposes was $1,098,393.

                 See accompanying Notes to Financial Statements.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
INVESTMENTS IN UNDERLYING FUNDS - 98.13%
            DEBT SECURITIES - 28.20%
   37,021   MEMBERS Bond Fund Class Y                                 $  358,736
   15,139   MEMBERS High Income Fund Class Y                             109,603
                                                                      ----------
                                                                         468,339
                                                                      ----------
            EQUITY SECURITIES - 65.03%
   16,677   MEMBERS International Stock Fund Class Y                     244,146
   18,383   MEMBERS Large Cap Growth Fund Class Y                        246,889
   18,252   MEMBERS Large Cap Value Fund Class Y                         264,479
   34,383   MEMBERS Mid Cap Growth Fund Class Y                          195,295
    8,958   MEMBERS Mid Cap Value Fund Class Y                           129,351
                                                                      ----------
                                                                       1,080,160
                                                                      ----------
            MONEY MARKET - 4.90%
   81,345   MEMBERS Cash Reserves Fund Class Y                            81,345
                                                                      ----------
            TOTAL INVESTMENTS IN UNDERLYING FUNDS
            (Cost $1,623,785)                                          1,629,844
                                                                      ----------
TOTAL INVESTMENTS - 98.13%
(Cost $1,623,785**)                                                    1,629,844
                                                                      ----------
NET OTHER ASSETS AND LIABILITIES - 1.87%                                  31,073
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $1,660,917
                                                                      ==========

----------
**   Aggregate cost for Federal tax purposes was $1,623,979.

                 See accompanying Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
INVESTMENTS IN UNDERLYING FUNDS - 97.21%
            EQUITY SECURITIES - 97.21%
   21,925   MEMBERS International Stock Fund Class Y                  $  320,977
   15,759   MEMBERS Large Cap Growth Fund Class Y                        211,649
   13,846   MEMBERS Large Cap Value Fund Class Y                         200,630
   33,112   MEMBERS Mid Cap Growth Fund Class Y                          188,076
   11,469   MEMBERS Mid Cap Value Fund Class Y                           165,618
                                                                      ----------
            TOTAL INVESTMENTS IN UNDERLYING FUNDS
            (Cost $1,088,470)                                          1,086,950
                                                                      ----------
TOTAL INVESTMENTS - 97.21%
(Cost $1,088,470**)                                                    1,086,950
                                                                      ----------
NET OTHER ASSETS AND LIABILITIES - 2.79%                                  31,204
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $1,118,154
                                                                      ==========

----------
**   Aggregate cost for Federal tax purposes was $1,088,888.

                 See accompanying Notes to Financial Statements.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

GENERAL INFORMATION

The MEMBERS Mutual Funds (the "Trust") is a diversified open-end investment company consisting of separate investment portfolios or funds (individually, a "fund," and collectively, the "Funds") each of which has a different investment objective(s) and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds currently available are the Cash Reserves, Bond, High Income, Balanced, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Allocation Funds").

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds," in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds (ETFs) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Standard Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Advisor's Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the "Investment Adviser") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Board of Trustees. Because the Allocation Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair' value one or more of its investments.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Standard Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

REPURCHASE AGREEMENTS: The Core Funds may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of July 31, 2006, none of the funds have open repurchase agreements.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Mid Cap Growth Fund and International Stock Fund report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of July 31, 2006, none of the funds have open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: The Core Funds, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. At July 31, 2006, none of the funds have open futures contracts.

DELAYED DELIVERY SECURITIES: The Core Funds may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At July 31, 2006, only the High Income Fund entered into such transactions, the market values of which are identified in the fund's Portfolio of Investments.

2. FOREIGN SECURITIES

The Core Funds may invest in foreign securities, although only the Mid Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities, and the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or
(4) quoted or denominated in a foreign currency. Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

The Core Funds, except the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At July 31, 2006, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond Fund and Balanced Fund received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $189,000 and $915,570, respectively. The value of all cash collateral is included within the Portfolio of Investments. The value of securities on loan at July 31, 2006 is as follows:

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

FUND               VALUE OF SECURITIES ON LOAN
----               ---------------------------
Bond                       $19,589,074
High Income                  9,342,062
Balanced                    27,331,598

FUND               VALUE OF SECURITIES ON LOAN
----               ---------------------------
Large Cap Growth            $3,579,927
Mid Cap Value                9,518,134

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

5. TAX INFORMATION

At July 31, 2006, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                      APPRECIATION   DEPRECIATION       NET
----                      ------------   ------------   -----------
Bond                       $   375,785   $(2,263,044)   $(1,887,259)
High Income                    452,090    (1,082,552)      (630,462)
Balanced                    15,751,438    (5,740,243)    10,011,195
Large Cap Value             31,628,161    (2,932,398)    28,695,763
Large Cap Growth             6,636,277    (8,265,483)    (1,629,206)
Mid Cap Value                6,978,649    (1,731,546)     5,247,103
Mid Cap Growth               1,776,104    (3,365,521)    (1,589,417)
International Stock         17,201,139    (2,155,438)    15,045,701
Conservative Allocation          9,228        (3,179)         6,049
Moderate Allocation             11,614        (5,749)         5,865
Aggressive Allocation            7,376        (9,314)        (1,938)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

6. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS


BY: /s/ David P. Marks
    --------------------------------
    David P. Marks
    President

DATE: 09/21/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ David P. Marks
    --------------------------------
    David P. Marks
    President, MEMBERS Mutual Funds

DATE: 09/21/06


BY: /s/ Mary E. Hoffmann
    --------------------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: 09/21/06